UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

September 30, 2008
unaudited

Bonds & notes — 89.42%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 40.45%
FINANCIALS — 15.49%
Diversified financials — 4.91%
Countrywide Home Loans, Inc. 5.875% 2008	£6,150	$10,848
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$38,735	35,632
Countrywide Home Loans, Inc., Series K, 5.625% 2009	10,375	9,814
Countrywide Financial Corp., Series A, 4.50% 2010	15,730	14,221
Countrywide Financial Corp. 6.25% 2010	A$7,700	5,521
Bank of America Corp. 7.125% 2011	$1,750	1,747
Countrywide Financial Corp., Series B, 3.242% 2012[1]	30,000	25,650
Countrywide Financial Corp., Series B, 5.80% 2012	153,755	129,989
MBNA Corp., Series F, 7.50% 2012	1,800	1,799
Bank of America Corp. 4.90% 2013	5,750	5,207
Countrywide Financial Corp. 6.25% 2016	2,875	2,050
Bank of America Corp. 5.30% 2017	9,790	8,146
MBNA Capital A, Series A, 8.278% 2026	7,500	6,740
MBNA Global Capital Funding, Series B, 3.601% 2027[1]	33,000	26,951
Countrywide Financial Corp., Series A, 0% 2037[1,2]	40,000	39,400
Countrywide Financial Corp., Series A, 0% 2037[1]	26,000	25,610
Bank of America Corp. 6.50% 2037	37,500	30,189
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[1]	68,360	55,316
JPMorgan Chase & Co. 4.891% 2015[1]	55,000	54,310
JPMorgan Chase Bank NA 5.875% 2016	15,000	13,912
JPMorgan Chase Bank NA 6.00% 2017	15,325	14,018
JPMorgan Chase Bank NA 6.00% 2017	6,425	5,899
Bear Stearns Companies Inc. 7.25% 2018	25,000	24,099
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	33,390	25,663
JPMorgan Chase & Co., Series I, 7.90% (undated)[1]	112,350	94,838
JPMorgan Chase Capital XX, Series T, 6.55% 2066	4,875	3,594
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[1]	5,075	3,687
Residential Capital Corp. 8.125% 2008	250	214
GMAC LLC 4.054% 2009[1]	500	362
General Motors Acceptance Corp. 5.85% 2009	8,790	7,513
Residential Capital Corp. 8.375% 2010[1]	154,680	36,350
Residential Capital Corp. 8.50% 2010[2,3]	10,326	5,679
General Motors Acceptance Corp. 7.25% 2011	48,985	23,179
General Motors Acceptance Corp. 6.625% 2012	3,000	1,271
General Motors Acceptance Corp. 6.875% 2012	12,290	4,888
General Motors Acceptance Corp. 7.00% 2012	56,190	22,917
General Motors Acceptance Corp. 5.011% 2014[1,3]	65,000	24,050
General Motors Acceptance Corp. 6.75% 2014	42,500	16,328
Merrill Lynch & Co., Inc., Series C, 5.45% 2013	2,000	1,803
Merrill Lynch & Co., Inc. 6.875% 2018	133,595	118,396
Citigroup Inc. 4.125% 2010	26,000	24,002
Citigroup Inc. 6.50% 2013	17,000	15,124
Citigroup Capital XXI 8.30% 2077[1]	103,350	77,171
CIT Group Inc. 5.50% 2008	£165	283
CIT Group Inc. 2.925% 2009[1]	$1,732	1,481
CIT Group Inc. 6.875% 2009	15,000	13,186
CIT Group Inc. 4.25% 2010	33,000	21,756
CIT Group Inc. 3.075% 2011[1]	32,500	19,849
CIT Group Inc. 3.054% 2012[1]	6,080	3,286
CIT Group Inc. 7.625% 2012	18,275	11,602
CIT Group Inc. 7.75% 2012	2,455	1,720
CIT Group Inc. 5.40% 2013	21,140	11,792
CIT Group Inc. 5.125% 2014	2,700	1,333
CIT Group Inc. 5.65% 2017	13,527	6,610
CIT Group Inc. 5.80% 2036	5,205	2,384
CIT Group Inc. 6.10% 2067[1]	36,265	10,123
Capital One Financial Corp. 3.097% 2009[1]	30,000	27,994
Capital One Financial Corp. 5.70% 2011	12,000	10,633
Capital One Financial Corp. 6.15% 2016	10,000	7,516
Capital One Capital III 7.686% 2036[1]	46,825	22,488
International Lease Finance Corp., Series O, 4.55% 2009	8,125	6,528
International Lease Finance Corp. 5.00% 2012	13,500	9,925
International Lease Finance Corp., Series R, 5.40% 2012	10,000	7,420
International Lease Finance Corp., Series R, 5.625% 2013	20,000	13,007
International Lease Finance Corp., Series R, 6.375% 2013	2,000	1,264
International Lease Finance Corp., Series R, 6.625% 2013	25,500	15,647
International Lease Finance Corp., Series R, 5.65% 2014	16,135	9,517
ILFC E-Capital Trust I 5.90% 2065[1,2]	13,699	4,131
ORIX Corp. 5.48% 2011	68,155	62,669
American Express Centurion Bank 5.55% 2012	9,000	8,321
American Express Bank 5.50% 2013	12,800	11,726
American Express Co. 6.15% 2017	24,865	21,193
American Express Co. 8.15% 2038	7,100	6,367
American Express Co. 6.80% 2066[1]	17,585	15,053
SLM Corp., Series A, 4.50% 2010	38,000	28,891
SLM Corp., Series A, 5.40% 2011	13,700	9,596
SLM Corp., Series A, 5.125% 2012	10,000	6,505
SLM Corp., Series A, 5.375% 2013	3,000	1,967
SLM Corp., Series A, 3.10% 2014[1]	6,900	3,941
Charles Schwab Corp., Series A, 6.375% 2017	15,490	13,725
Schwab Capital Trust I 7.50% 2037[1]	28,820	23,856
Goldman Sachs Group, Inc. 6.25% 2017	10,700	8,973
Goldman Sachs Group, Inc. 6.15% 2018	26,060	21,706
Goldman Sachs Group, Inc. 6.75% 2037	3,210	2,148
Capmark Financial Group Inc. 3.453% 2010[1]	13,000	9,236
Capmark Financial Group Inc. 5.875% 2012	35,070	17,494
Capmark Financial Group Inc. 6.30% 2017	13,162	5,178
Lazard Group LLC 7.125% 2015	26,440	22,979
Lazard Group LLC 6.85% 2017	2,990	2,480
ReliaStar Financial Corp. 6.50% 2008	6,016	6,029
ING Bank NV 5.50% 2012	€3,750	5,277
ING Groep NV 5.775% (undated)[1]	$15,500	12,403
iStar Financial, Inc. 5.375% 2010	7,000	4,201
iStar Financial, Inc. 6.00% 2010	3,805	2,275
iStar Financial, Inc., Series B, 5.125% 2011	4,320	2,204
iStar Financial, Inc. 6.50% 2013	10,120	5,217
iStar Financial, Inc. 8.625% 2013	5,000	2,602
iStar Financial, Inc., Series B, 5.70% 2014	1,300	638
iStar Financial, Inc. 6.05% 2015	4,152	2,037
E*TRADE Financial Corp. 8.00% 2011	11,450	10,019
E*TRADE Financial Corp. 7.375% 2013	1,150	943
E*TRADE Financial Corp. 7.875% 2015	9,720	7,825
Lehman Brothers Holdings Inc. 5.00% 2010[4]	£235	48
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[1,4]	$3,300	429
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[4]	10,395	1,351
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[4]	42,650	5,545
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[4]	765	99
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[4]	81,508	10,596
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[1,4]	10,000	5
Lehman Brothers Holdings E-Capital Trust I 3.589% 2065[1,4]	3,084	2
Morgan Stanley, Series F, 5.95% 2017	15,000	9,411
Morgan Stanley 10.09% 2017	BRL3,000	996
Morgan Stanley, Series F, 6.625% 2018	$2,670	1,770
Northern Trust Corp. 5.50% 2013	5,450	5,460
Northern Trust Co. 5.85% 2017[2]	3,750	3,625
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	6,813
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,331
AmeriCredit Corp. 8.50% 2015	1,545	1,298
		1,712,025

Banks — 4.33%
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€3,030	4,202
UniCredito Italiano SpA 5.584% 2017[1,2]	$60,690	55,547
UniCredito Italiano SpA 6.00% 2017[2]	68,425	58,328
HVB Funding Trust I 8.741% 2031[2]	5,555	4,746
HVB Funding Trust III 9.00% 2031[2]	8,506	7,533
Household Finance Corp. 6.75% 2011	23,750	23,887
HSBC Finance Corp. 3.136% 2012[1]	15,000	13,110
HSBC Finance Corp. 3.169% 2012[1]	20,000	17,331
HSBC Finance Corp. 5.00% 2015	27,195	24,310
HSBC Holdings PLC 6.50% 2037	40,990	34,963
Midland Bank 3.438% Eurodollar note (undated)[1]	15,000	8,325
Santander Issuances, SA Unipersonal 3.564% 2016[1,2]	21,500	20,119
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	76,100	73,063
Santander Perpetual, SA Unipersonal 6.671% (undated)[1,2]	20,100	18,767
Abbey National PLC 7.50% (undated)[1]	£3,270	5,190
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	12,699
Resona Bank, Ltd. 5.85% (undated)[1,2]	$102,333	75,370
Sumitomo Mitsui Banking Corp. 8.00% 2012	3,500	3,865
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	5,970	4,776
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative preferred (undated)[2]	19,300	19,821
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[1,2]	58,280	55,708
Royal Bank of Scotland PLC 9.625% 2015[3]	£200	358
Royal Bank of Scotland PLC 5.00% (undated)[1]	200	316
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	$106,665	81,364
Sovereign Bancorp, Inc. 3.09% 2009[1]	20,700	14,495
Independence Community Bank Corp. 4.90% 2010	12,000	9,238
Sovereign Bancorp, Inc. 4.511% 2013[1]	3,000	2,198
Sovereign Bancorp, Inc. 8.75% 2018	78,850	51,410
TuranAlem Finance BV 7.75% 2013[2]	11,000	6,691
TuranAlem Finance BV 8.00% 2014	12,460	7,787
TuranAlem Finance BV 8.00% 2014[2]	5,000	3,125
TuranAlem Finance BV 8.50% 2015[2]	23,335	14,584
TuranAlem Finance BV 8.50% 2015	11,310	7,069
TuranAlem Finance BV 8.25% 2037[2]	59,045	33,213
TuranAlem Finance BV, Series 8, 8.25% 2037	6,000	3,375
Fifth Third Bancorp 8.25% 2038	30,250	22,997
Fifth Third Capital Trust IV 6.50% 2067[1]	86,920	38,081
HBOS PLC 6.75% 2018[2]	51,490	43,245
HBOS PLC 6.00% 2033[2]	625	412
HBOS PLC 6.657% (undated)[1,2]	18,500	10,486
Standard Chartered Bank 6.40% 2017[2]	46,240	42,816
Standard Chartered Bank 3.188% Eurodollar note (undated)[1]	15,000	7,950
Standard Chartered Bank 3.463% (undated)[1]	5,000	2,675
Standard Chartered Bank 5.375% (undated)[1]	£150	200
Wells Fargo Bank, National Assn. 4.75% 2015	$22,870	20,598
Wells Fargo & Co. 5.625% 2017	9,461	8,710
Wells Fargo Capital XV 9.75% (undated)[1]	22,400	21,749
PNC Funding Corp. 2.999% 2014[1]	30,000	27,309
PNC Bank NA 6.875% 2018[3]	5,200	4,803
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	23,300	16,049
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[1]	48,005	36,240
Société Générale 5.75% 2016[2]	36,240	34,225
SunTrust Banks, Inc. 6.00% 2017	5,750	4,690
SunTrust Banks, Inc. 7.25% 2018	32,970	29,251
HSBK (Europe) BV 7.75% 2013	10,855	7,517
HSBK (Europe) BV 7.75% 2013[2]	305	211
HSBK (Europe) BV 7.25% 2017[2]	39,245	24,548
Development Bank of Singapore Ltd. 7.875% 2009[2]	20,000	20,479
DBS Bank Ltd. 3.401% 2021[1,2]	12,500	9,405
Kazkommerts International BV 7.00% 2009[2]	5,500	4,482
Kazkommerts International BV 8.50% 2013	5,000	3,250
Kazkommerts International BV 7.875% 2014[2]	9,200	5,474
Kazkommerts International BV 8.00% 2015[2]	15,500	9,378
Kazkommerts International BV 8.00% 2015	600	363
Kazkommerts International BV, Series 4, 7.50% 2016	10,000	5,751
Wachovia Bank NA 4.80% 2014[3]	3,750	2,638
Wachovia Bank NA 6.60% 2038	37,000	21,970
Northern Rock PLC 5.60% (undated)[1,2]	13,815	7,253
Northern Rock PLC 6.594% (undated)[1,2]	27,465	14,419
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	20,070
UnionBanCal Corp. 5.25% 2013	2,000	1,901
Union Bank of California, NA 5.95% 2016	17,415	15,774
National City Preferred Capital Trust I 12.00% (undated)[1]	39,500	17,133
Silicon Valley Bank 5.70% 2012	18,000	16,912
Canadian Imperial Bank of Commerce 3.25% Eurodollar note 2085[1,3]	25,000	16,094
Skandinaviska Enskilda Banken AB 5.00% (undated)[1]	£265	436
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	$12,500	12,541
BNP Paribas 5.125% 2015[2]	11,315	10,973
BNP Paribas 5.75% 2022	£415	677
Korea Development Bank 5.30% 2013[3]	$12,135	11,331
AB Spintab 6.00% 2009	SKr73,000	10,546
Credit Agricole SA 6.637% (undated)[1,2]	$12,220	9,432
Banco Santander-Chile 5.375% 2014[2]	9,435	9,100
Banco Mercantil del Norte, SA 6.135% 2016[2,3]	8,600	8,041
Shinsei Bank, Ltd. 3.75% 2016[1]	€6,865	7,734
Shinsei Bank, Ltd. 5.625% (undated)[1,3]	£195	215
Chohung Bank 4.50% 2014[1,2]	$8,000	7,715
Bank of Nova Scotia 3.25% 2085[1,3]	10,000	6,238
Zions Bancorporation 5.50% 2015	9,625	5,499
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,887
Allied Irish Banks, PLC 5.625% 2030[1]	£250	267
Allied Irish Banks Ltd. 3.313% (undated)[1]	$7,000	4,534
Barclays Bank PLC 6.05% 2017[2]	4,700	4,379
Barclays Bank PLC 6.375% (undated)[1]	£240	345
Lloyds Bank, Series 2, 3.00% (undated)[1]	$8,000	4,520
Bergen Bank 3.25% (undated)[1]	5,000	3,214
National Bank of Canada 3.313% 2087[1,3]	5,000	2,976
KeyBank NA 5.50% 2012	3,750	2,929
Christiana Bank Og Kreditkasse 3.188% (undated)[1]	4,000	2,498
Downey Financial Corp. 6.50% 2014	10,720	1,281
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[1]	£205	330
STB Finance Cayman Ltd., Series 108, 5.834% (undated)[1]	150	234
Commerzbank AG 6.625% 2019	70	107
		1,507,370

Insurance — 3.72%
Metropolitan Life Global Funding I, 5.125% 2013[2]	$18,310	17,805
MetLife, Inc. 5.50% 2014	5,224	4,993
MetLife, Inc. 5.00% 2015	2,000	1,827
MetLife Capital Trust IV 7.875% 2067[1,2]	22,600	15,522
MetLife Capital Trust X 9.25% 2068[1,2]	111,050	105,664
Liberty Mutual Group Inc. 6.50% 2035[2]	37,810	27,523
Liberty Mutual Group Inc. 7.50% 2036[2]	37,485	29,657
Liberty Mutual Group Inc., Series A, 7.80% 2087[2]	25,033	15,149
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	93,940	67,750
Lincoln National Corp. 5.65% 2012	20,745	20,413
Lincoln National Corp. 7.00% 2066[1]	90,738	69,290
Prudential Financial, Inc., Series D, 5.10% 2011	3,375	3,309
Prudential Holdings, LLC, Series C, 8.695% 2023[2,5]	57,035	66,084
Prudential Financial, Inc. 8.875% 2068[1]	20,000	18,316
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,213
Hartford Financial Services Group, Inc. 4.625% 2013	2,000	1,831
Hartford Financial Services Group, Inc. 6.30% 2018	38,250	34,729
Glen Meadow Pass-Through Trust 6.505% 2067[1,2]	21,201	18,239
Hartford Financial Services Group, Inc. 8.125% 2068[1]	31,250	26,658
American General Finance Corp., Series J, 3.087% 2011[1]	30,000	17,924
American General Finance Corp., Series I, 5.85% 2013	27,500	11,431
American General Finance Corp., Series I, 5.40% 2015	20,000	9,886
American General Finance Corp., Series J, 6.50% 2017	1,750	803
American General Finance Corp., Series J, 6.90% 2017	61,625	28,612
American International Group, Inc., Series G, 5.85% 2018	4,100	2,061
American International Group, Inc. 5.00% 2023[3]	£400	349
American International Group, Inc. 8.175% 2058[1,2]	$31,155	4,993
American International Group, Inc., Series A-1, 6.25% 2087[1]	6,690	1,073
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	29,500	21,270
ZFS Finance (USA) Trust V 6.50% 2067[1,2]	60,175	40,376
CNA Financial Corp. 5.85% 2014	11,500	10,770
CNA Financial Corp. 6.50% 2016	24,625	22,775
CNA Financial Corp. 7.25% 2023	24,145	21,105
Chubb Corp. 5.75% 2018	18,800	17,453
Chubb Corp. 6.50% 2038	19,850	18,010
Chubb Corp. 6.375% 2067[1]	22,595	17,257
ACE INA Holdings Inc. 5.875% 2014	18,775	18,458
ACE INA Holdings Inc. 5.70% 2017	4,000	3,666
ACE INA Holdings Inc. 5.80% 2018	7,000	6,389
ACE Capital Trust II 9.70% 2030	12,423	11,558
ACE INA Holdings Inc. 6.70% 2036	5,980	5,333
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	16,910
Allstate Corp., Series B, 6.125% 2067[1]	31,815	23,386
Allstate Corp., Series A, 6.50% 2067[1]	7,710	4,848
Monumental Global Funding 5.50% 2013[2]	18,760	18,353
Monumental Global Funding III 5.25% 2014[2]	23,000	22,589
AEGON NV 6.125% 2031	£1,730	2,751
North Front Pass Through Trust 5.81% 2024[1,2]	$19,085	17,752
Nationwide Mutual Insurance Co. 8.25% 2031[2]	15,675	16,124
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,480	5,421
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	1,619
New York Life Global Funding 5.25% 2012[2]	30,300	30,795
New York Life Global Funding 4.65% 2013[2]	9,170	9,174
Catlin Insurance Ltd. 7.249% (undated)[1,2]	88,800	39,688
Nationwide Financial Services, Inc. 6.75% 2067[1]	69,985	37,925
XL Capital Finance (Europe) PLC 6.50% 2012	6,455	6,203
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	37,568	17,205
Twin Reefs Asset Trust (XLFA), Series B, 3.488% 2079[1,2]	5,500	557
Principal Life Insurance Co. 5.30% 2013	23,000	22,951
AXA SA 6.463% (undated)[1,2]	35,000	20,020
Assurant, Inc. 5.625% 2014	19,420	18,088
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	18,000	17,927
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,605
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	9,001
Genworth Financial, Inc. 6.15% 2066[1]	15,135	6,636
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	15,197
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	10,262
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	10,000	9,909
Jackson National Life Global 5.375% 2013[2]	10,000	9,537
Loews Corp. 6.00% 2035	8,000	7,242
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	10,625	5,163
Berkshire Hathaway Finance Corp. 5.00% 2013[2]	5,125	5,117
Ambac Financial Group, Inc. 6.15% 2087[1]	17,800	3,911
TIAA Global Markets 4.95% 2013[2]	3,275	3,339
UnumProvident Corp. 5.859% 2009	1,000	1,011
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,425	1,376
		1,296,116

Real estate — 2.15%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	44,950	43,785
Westfield Group 5.40% 2012[2]	50,000	46,221
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	41,600	37,043
Westfield Group 5.70% 2016[2]	21,195	18,289
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017[3]	£3,780	5,149
Westfield Group 7.125% 2018[2]	$58,000	52,229
ProLogis 5.25% 2010	10,884	10,859
PLD International Finance LLC 4.375% 2011	€5,400	7,041
ProLogis 5.625% 2015	$13,035	11,412
ProLogis 6.625% 2018	71,775	61,749
Simon Property Group, LP 5.60% 2011	8,810	8,704
Simon Property Group, LP 5.00% 2012	16,000	15,220
Simon Property Group, LP 5.75% 2012	4,000	3,890
Simon Property Group, LP 5.75% 2015	8,250	7,808
Simon Property Group, LP 5.25% 2016	1,000	854
Simon Property Group, LP 6.10% 2016	4,750	4,343
Simon Property Group, LP 5.875% 2017	19,250	17,043
Simon Property Group, LP 6.125% 2018	36,075	32,011
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,274
Kimco Realty Corp. 6.00% 2012	17,500	17,142
Kimco Realty Corp., Series C, 4.82% 2014	12,000	10,691
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,722
Kimco Realty Corp., Series C, 5.783% 2016	19,500	17,333
Kimco Realty Corp. 5.70% 2017	33,450	28,834
Hospitality Properties Trust 6.85% 2012	6,000	5,650
Hospitality Properties Trust 6.75% 2013	17,845	16,288
Hospitality Properties Trust 5.125% 2015	12,970	10,012
Hospitality Properties Trust 6.30% 2016	24,600	19,493
Hospitality Properties Trust 5.625% 2017	7,535	5,560
Hospitality Properties Trust 6.70% 2018	33,515	26,379
Developers Diversified Realty Corp. 3.875% 2009	19,500	19,189
Developers Diversified Realty Corp. 5.375% 2012	5,782	5,262
Developers Diversified Realty Corp. 5.50% 2015	19,500	16,709
ERP Operating LP 4.75% 2009	2,225	2,185
ERP Operating LP 6.625% 2012	5,000	4,969
ERP Operating LP 6.584% 2015	13,040	12,140
ERP Operating LP 5.75% 2017	7,865	6,634
ERP Operating LP 7.125% 2017	12,375	11,432
Brandywine Operating Partnership, LP 5.625% 2010	6,105	5,873
Brandywine Operating Partnership, LP 5.75% 2012	27,110	25,316
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,539
Plum Creek Timberlands, LP 5.875% 2015	27,100	25,297
Rouse Co. 3.625% 2009	5,200	4,654
Rouse Co. 7.20% 2012	17,475	12,495
Rouse Co. 5.375% 2013	7,250	4,459
Rouse Co. 6.75% 2013[2]	3,750	2,569
Realogy Corp., Term Loan, Letter of Credit, 5.468% 2013[1,5,6]	243	184
Realogy Corp., Term Loan B, 5.487% 2013[1,5,6]	868	658
Realogy Corp. 10.50% 2014	9,985	4,443
Realogy Corp. 11.00% 2014[7]	10,475	4,059
Realogy Corp. 12.375% 2015	2,700	931
Post Apartment Homes, LP 7.70% 2010	1,400	1,448
Post Apartment Homes, LP 5.125% 2011	7,720	7,520
Host Marriott, LP, Series M, 7.00% 2012	4,380	3,931
Host Hotels & Resorts, LP, Series S, 6.875% 2014	2,875	2,501
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,634
Federal Realty Investment Trust 4.50% 2011	3,500	3,380
Agile Property Holdings Ltd. 9.00% 2013	2,805	1,816
		749,255

Automobiles & components — 0.38%
Ford Motor Credit Co. 5.625% 2008	635	635
Ford Motor Credit Co. 4.904% 2009[1,2,3]	1,000	920
Ford Motor Credit Co. 7.375% 2009[3]	1,725	1,422
Ford Motor Credit Co. 7.875% 2010	10,000	7,636
Ford Motor Credit Co. 8.625% 2010	975	692
Ford Motor Credit Co. 9.75% 2010[1,3]	5,000	3,695
Ford Motor Credit Co. 7.25% 2011	24,000	15,271
Ford Motor Credit Co. 7.375% 2011	2,450	1,629
Ford Motor Credit Co. 8.069% 2011[1,3]	60,275	40,685
Ford Motor Credit Co. 5.538% 2012[1,3]	35,905	21,722
Ford Motor Credit Co. 7.80% 2012[3]	400	258
Ford Motor Credit Co. 8.00% 2016	26,945	17,059
American Honda Finance Corp. 5.125% 2010[2]	21,850	21,589
		133,213

CONSUMER DISCRETIONARY — 4.77%
Media — 2.67%
Comcast Cable Communications, Inc. 6.75% 2011	9,000	9,134
Tele-Communications, Inc. 9.80% 2012	17,500	19,148
Comcast Cable Communications, Inc. 7.125% 2013	14,625	14,782
Tele-Communications, Inc. 7.875% 2013	7,500	7,801
Comcast Corp. 5.85% 2015	29,025	26,779
Comcast Corp. 6.50% 2015	5,000	4,810
Comcast Corp. 6.30% 2017	36,090	33,241
Comcast Corp. 5.70% 2018	58,625	51,261
Comcast Corp. 5.65% 2035	4,745	3,537
Comcast Corp. 6.45% 2037	7,250	5,864
Comcast Corp. 6.95% 2037	15,520	13,275
Comcast Corp. 6.40% 2038	3,425	2,748
Time Warner Inc. 3.034% 2009[1]	23,500	22,568
Time Warner Inc. 5.50% 2011	1,000	961
AOL Time Warner Inc. 6.75% 2011	3,000	2,995
AOL Time Warner Inc. 6.875% 2012	22,500	22,326
Time Warner Inc. 5.875% 2016	32,140	28,291
Time Warner Companies, Inc. 7.25% 2017	1,600	1,471
Time Warner Companies, Inc. 7.57% 2024	12,340	11,147
AOL Time Warner Inc. 7.625% 2031	31,935	27,800
Time Warner Inc. 6.50% 2036	80,485	61,287
Time Warner Cable Inc. 5.40% 2012	8,000	7,616
Time Warner Cable Inc. 6.20% 2013	4,500	4,370
Time Warner Cable Inc. 6.75% 2018	70,500	65,956
Thomson Reuters Corp. 6.50% 2018	74,120	71,011
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	10,000	9,050
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	10,150	9,135
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,325	11,659
Charter Communications Operating, LLC, Term Loan B, 4.80% 2014[1,5,6]	12,109	9,688
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	1,575	1,398
Charter Communications Operating, LLC, Term Loan B, 8.77% 2014[1,5,6]	1,990	1,894
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[2]	15,375	14,991
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	18,650	12,402
News America Holdings Inc. 8.00% 2016	1,000	1,043
News America Inc. 7.25% 2018	2,250	2,230
News America Holdings Inc. 8.25% 2018	15,290	15,234
News America Inc. 6.65% 2037	34,400	28,935
Univision Communications, Inc., Second Lien Term Loan B, 6.50% 2009[1,5,6]	2,291	2,188
Univision Communications Inc. 7.85% 2011	6,620	5,197
Univision Communications, Inc., First Lien Term Loan B, 5.049% 2014[1,5,6]	8,625	5,563
Univision Communications Inc. 9.75% 2015[2,7]	39,000	18,330
Cox Enterprises Inc. 7.375% 2009[2]	7,700	7,691
Cox Communications, Inc. 7.875% 2009	1,000	1,002
Cox Communications, Inc. 4.625% 2010	900	887
Cox Communications, Inc. 7.125% 2012	7,000	7,138
Cox Communications, Inc. 5.45% 2014	12,750	11,895
Viacom Inc. 5.75% 2011	2,500	2,430
Viacom Inc. 6.25% 2016	20,000	18,038
American Media Operations, Inc., Series B, 10.25% 2009	20,459	14,475
American Media Operations, Inc., Series B, 10.25% 2009[2]	716	507
American Media Operations, Inc. 8.875% 2011	7,060	4,907
American Media Operations, Inc. 8.875% 2011[2]	257	178
CanWest Media Inc., Series B, 8.00% 2012	20,936	17,586
CanWest MediaWorks Inc. 9.25% 2015[2]	3,325	2,411
TL Acquisitions, Inc., Term Loan B, 6.20% 2014[1,5,6]	5,628	4,610
Thomson Learning 0%/13.25% 2015[2,8]	1,840	1,242
Thomson Learning 10.50% 2015[2]	9,450	7,513
McGraw-Hill Companies, Inc. 5.90% 2017	13,200	13,104
Quebecor Media Inc. 7.75% 2016	8,950	7,876
Quebecor Media Inc. 7.75% 2016	5,670	4,990
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	2,985
AMC Entertainment Inc. 8.00% 2014	8,125	7,028
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,475
Radio One, Inc., Series B, 8.875% 2011	8,460	6,958
Radio One, Inc. 6.375% 2013[3]	7,380	4,908
Cinemark USA, Inc., Term Loan B, 4.56% 2013[1,5,6]	3,357	2,952
Cinemark, Inc. 0%/9.75% 2014[8]	8,750	8,455
Local T.V. Finance LLC 9.25% 2015[2,7]	16,065	10,523
NTL Cable PLC 8.75% 2014	9,725	8,218
NTL Cable PLC 8.75% 2014	€1,000	1,087
Clear Channel Communications, Inc. 5.75% 2013[3]	$8,000	2,960
Clear Channel Communications, Inc. 5.50% 2014	2,200	693
Clear Channel Communications, Inc. 6.875% 2018[3]	13,000	4,160
LBI Media, Inc. 8.50% 2017[2]	11,390	7,574
iesy Repository GmbH 10.375% 2015[2]	7,375	7,043
Kabel Deutschland GmbH 10.625% 2014	7,150	7,043
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	2,978
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,435
Regal Cinemas Corp., Series B, 9.375% 2012[3]	6,125	5,999
Fox Acquisition LLC 13.375% 2016[2,3]	6,165	5,487
Liberty Media Corp. 7.875% 2009	2,500	2,520
Liberty Media Corp. 8.25% 2030	3,550	2,413
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	3,827
Warner Music Group 7.375% 2014	5,050	3,775
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	13,145	3,220
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	3,000	2,663
Dex Media, Inc., Series B, 8.00% 2013	525	244
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,970	2,465
Young Broadcasting Inc. 10.00% 2011	13,317	1,998
Walt Disney Co. 5.625% 2016	2,000	1,980
Vidéotron Ltée 6.875% 2014	1,000	950
Vidéotron Ltée 6.375% 2015	1,000	885
WDAC Intermediate Corp. 8.375% 2014[2]	2,425	1,346
WDAC Intermediate Corp. 8.50% 2014	€500	371
Idearc Inc. 8.00% 2016	$2,975	826
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.47% 2012[1,5,6]	452	409
		930,449

Retailing — 0.93%
Federated Retail Holdings, Inc. 5.35% 2012	10,365	9,552
Macy’s Retail Holdings, Inc. 7.875% 2015	53,250	50,556
Federated Retail Holdings, Inc. 5.90% 2016	81,165	67,010
Federated Retail Holdings, Inc. 6.375% 2037	27,850	20,226
Target Corp. 6.00% 2018	25,000	23,711
Target Corp. 6.50% 2037	37,000	34,094
Target Corp. 7.00% 2038	10,000	9,437
Toys "R" Us, Inc. 7.625% 2011	17,790	14,944
Toys "R" Us-Delaware, Inc., Term Loan B, 7.059% 2012[1,5,6]	7,970	7,199
Michaels Stores, Inc., Term Loan B, 4.75% 2013[1,5,6]	8,321	6,147
Michaels Stores, Inc. 10.00% 2014	15,725	9,985
Michaels Stores, Inc. 0%/13.00% 2016[8]	3,875	1,182
Michaels Stores, Inc. 11.375% 2016	3,475	1,659
J.C. Penney Co., Inc. 8.00% 2010	5,185	5,291
J.C. Penney Co., Inc. 9.00% 2012	995	1,053
J.C. Penney Corp., Inc. 5.75% 2018	10,000	8,416
Dollar General Corp., Term Loan B2, 6.454% 2014[1,5,6]	1,000	872
Dollar General Corp. 10.625% 2015	5,150	5,099
Dollar General Corp. 11.875% 2017[1,7]	6,375	5,929
Lowe’s Companies, Inc. 8.25% 2010	8,450	8,976
Edcon Pty Ltd. 8.208% 2014[1]	€6,500	5,486
Marks and Spencer Group PLC 6.25% 2017[2]	$6,000	5,137
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	5,250	4,974
Neiman Marcus Group, Inc. 9.00% 2015[7]	5,120	4,314
Bon-Ton Department Stores, Inc. 10.25% 2014	12,350	3,767
Limited Brands, Inc. 6.90% 2017	3,600	3,040
Burlington Coat Factory Warehouse Corp. 11.125% 2014[3]	2,700	1,579
Kohl’s Corp. 6.30% 2011	600	613
Kohl’s Corp. 7.375% 2011	875	915
Dillard’s, Inc. 7.13% 2018	2,000	1,280
Claire’s Stores, Inc. 9.25% 2015	2,000	840
		323,283

Consumer services — 0.52%
Marriott International, Inc., Series J, 5.625% 2013	13,250	12,510
Marriott International, Inc., Series I, 6.375% 2017	15,750	14,225
Harrah’s Operating Co., Inc. 5.50% 2010	17,320	13,077
Harrah’s Operating Co., Inc. 5.625% 2015	24,650	6,840
Harrah’s Operating Co., Inc. 6.50% 2016	12,500	3,500
Seminole Tribe of Florida 5.798% 2013[2,5]	11,585	11,787
Seminole Tribe of Florida 7.804% 2020[2,5]	9,370	9,373
MGM MIRAGE 6.00% 2009	1,975	1,857
MGM MIRAGE 8.50% 2010	6,850	6,336
MGM MIRAGE 6.75% 2012	1,050	827
MGM MIRAGE 6.75% 2013	3,350	2,630
MGM MIRAGE 5.875% 2014	6,575	4,783
MGM MIRAGE 6.625% 2015	3,600	2,520
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	13,762
Mohegan Tribal Gaming Authority 8.00% 2012	750	641
Mohegan Tribal Gaming Authority 7.125% 2014	5,250	3,754
Wyndham Worldwide Corp. 6.00% 2016	16,421	14,033
Boyd Gaming Corp. 7.75% 2012	2,550	2,257
Boyd Gaming Corp. 6.75% 2014	8,925	6,448
Boyd Gaming Corp. 7.125% 2016	3,500	2,441
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	12,415	10,646
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	10,281
ERAC USA Finance Co. 7.00% 2037[2]	10,000	7,060
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,850	2,394
Education Management LLC and Education Management Finance Corp. 10.25% 2016	4,515	3,635
Pinnacle Entertainment, Inc. 7.50% 2015	7,250	5,401
Seneca Gaming Corp. 7.25% 2012	2,500	2,187
Seneca Gaming Corp., Series B, 7.25% 2012	1,000	875
Gaylord Entertainment Co. 8.00% 2013	2,300	2,012
Gaylord Entertainment Co. 6.75% 2014	950	803
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	2,267
		181,162

Automobiles & components — 0.42%
Ford Capital BV 9.50% 2010[3]	6,266	4,292
Ford Motor Co., Term Loan B, 5.49% 2013[1,5,6]	47,826	31,924
FCE Bank PLC 7.125% 2013[3]	€4,000	3,826
Ford Motor Co. 6.50% 2018	$8,020	3,328
Ford Motor Co. 8.875% 2022	1,495	688
Ford Motor Co. 7.45% 2031	500	217
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,054
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,000	14,520
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,610	16,227
General Motors Nova Scotia Finance Co. 6.85% 2008	300	298
General Motors Corp. 7.20% 2011	13,225	7,803
General Motors Corp. 7.125% 2013	4,770	2,206
General Motors Corp. 7.25% 2013	€700	409
General Motors Corp. 8.80% 2021	$26,530	10,214
Allison Transmission Holdings, Inc., Term Loan B, 5.22% 2014[1,5,6]	5,843	4,884
Allison Transmission Holdings, Inc. 11.00% 2015[2]	750	656
Allison Transmission Holdings, Inc. 11.25% 2015[2,7]	17,825	14,706
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	2,656
Tenneco Automotive Inc. 8.625% 2014	7,410	5,928
Tenneco Inc. 8.125% 2015	3,250	2,795
Visteon Corp. 8.25% 2010	2,912	2,431
Visteon Corp. 12.25% 2016[2]	7,517	4,548
Delphi Automotive Systems Corp. 6.50% 2009[4]	6,000	750
Delphi Corp. 6.50% 2013[4]	7,020	913
Delphi Automotive Systems Corp. 6.55% 2006[4]	500	62
Delphi Automotive Systems Corp. 7.125% 2029[4]	1,350	169
Cooper-Standard Automotive Inc. 7.00% 2012	425	344
Cooper-Standard Automotive Inc. 8.375% 2014	2,200	1,397
TRW Automotive Inc. 7.00% 2014[2]	1,500	1,245
Goodyear Tire & Rubber Co. 6.678% 2009[1]	1,150	1,133
		145,623

Consumer durables & apparel — 0.23%
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	4,518
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,125	1,211
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,290	1,340
K. Hovnanian Enterprises, Inc. 6.50% 2014	6,875	4,091
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,775	1,596
K. Hovnanian Enterprises, Inc. 6.25% 2016	915	531
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,330	1,363
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,070	3,118
Standard Pacific Corp. 5.125% 2009	1,000	960
Standard Pacific Corp. 6.875% 2011	605	517
Standard Pacific Corp. 7.75% 2013	6,890	5,650
Standard Pacific Corp. 6.25% 2014	775	589
Standard Pacific Corp. 7.00% 2015	4,340	3,298
Meritage Corp. 7.00% 2014	1,850	1,434
Meritage Homes Corp. 6.25% 2015	8,775	6,537
Meritage Corp. 7.731% 2017[2,3]	4,500	2,571
Ryland Group, Inc. 5.375% 2012	12,000	9,840
Hanesbrands Inc., Series B, 6.508% 2014[1]	10,105	8,438
Beazer Homes USA, Inc. 8.625% 2011	4,625	3,769
Beazer Homes USA, Inc. 8.125% 2016	5,940	3,802
Sealy Mattress Co. 8.25% 2014	5,825	4,602
William Lyon Homes, Inc. 7.625% 2012	5,750	2,271
William Lyon Homes, Inc. 10.75% 2013	2,000	870
William Lyon Homes, Inc. 7.50% 2014	1,500	593
KB Home 5.875% 2015	1,320	1,056
KB Home 6.25% 2015	3,170	2,599
Toll Brothers, Inc. 4.95% 2014	1,640	1,411
		78,575

ENERGY — 3.83%
Enterprise Products Operating LP, Series B, 4.625% 2009	9,500	9,300
Enterprise Products Operating LP 4.95% 2010	8,750	8,681
Enterprise Products Operating LP 7.50% 2011	10,250	10,563
Enterprise Products Operating LLC 5.65% 2013	24,095	23,421
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	16,998
Enterprise Products Partners LP 5.60% 2014	1,855	1,750
Enterprise Products Operating LLC 6.30% 2017	30,000	28,024
Enterprise Products Operating LLC 6.50% 2019	31,350	29,259
Enterprise Products Operating LP 8.375% 2066[1]	9,605	8,916
Enterprise Products Operating LP 7.034% 2068[1]	29,115	23,511
TransCanada PipeLines Ltd. 6.50% 2018	51,250	49,795
TransCanada PipeLines Ltd. 6.20% 2037	4,000	3,445
TransCanada PipeLines Ltd. 7.25% 2038	5,645	5,443
TransCanada PipeLines Ltd. 6.35% 2067[1]	88,815	70,369
Enbridge Energy Partners, LP, Series B, 6.50% 2018	45,455	42,018
Enbridge Energy Partners, LP, Series B, 7.50% 2038	28,700	26,291
Enbridge Energy Partners, LP 8.05% 2067[1]	67,100	56,988
Williams Companies, Inc. 4.791% 2010[1,2]	7,500	7,365
Williams Companies, Inc. 6.375% 2010[2]	1,500	1,471
Williams Companies, Inc. 7.125% 2011	500	493
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	9,597
Williams Companies, Inc. 7.875% 2021	79,592	79,752
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,686
Williams Companies, Inc. 8.75% 2032	21,446	22,045
Gaz Capital SA 5.875% 2015	€5,125	5,461
Gaz Capital SA 6.605% 2018[3]	8,200	8,436
Gaz Capital SA 6.51% 2022[2]	$92,010	66,477
Gaz Capital SA 7.288% 2037[2]	27,400	19,591
Kinder Morgan Energy Partners LP 6.75% 2011	6,000	6,079
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	6,320
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	13,240
Kinder Morgan Energy Partners LP 5.125% 2014	34,052	31,124
Kinder Morgan Energy Partners LP 6.00% 2017	30,250	27,464
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,5]	10,763	10,786
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5]	594	595
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,5]	15,570	17,107
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[5]	1,000	1,099
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,5]	45,970	41,227
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,5]	15,000	12,967
Marathon Oil Corp. 6.00% 2017	33,000	29,694
Marathon Oil Corp. 5.90% 2018	27,500	24,464
Marathon Oil Corp. 6.60% 2037	12,000	10,145
Rockies Express Pipeline LLC 5.10% 2009[1,2]	20,000	19,987
Rockies Express Pipeline LLC 6.25% 2013[2]	6,940	6,853
Rockies Express Pipeline LLC 6.85% 2018[2]	37,675	36,229
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,5]	55,741	47,709
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[5]	6,152	5,266
Enbridge Inc. 5.80% 2014	9,200	8,762
Enbridge Inc. 4.90% 2015	3,250	2,925
Enbridge Inc. 5.60% 2017	40,980	37,970
Pemex Finance Ltd. 8.875% 2010[5]	14,400	15,167
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[5]	11,700	14,872
Pemex Project Funding Master Trust 5.75% 2018[2]	3,150	2,997
Pemex Project Funding Master Trust 6.625% 2035[2]	3,500	3,223
Phillips Petroleum Co. 8.75% 2010	4,000	4,298
Polar Tankers, Inc. 5.951% 2037[2,5]	34,965	31,351
Qatar Petroleum 5.579% 2011[2,5]	25,601	25,926
Husky Energy Inc. 6.20% 2017	22,000	20,025
Husky Energy Inc. 6.80% 2037	5,000	4,148
Canadian Natural Resources Ltd. 5.70% 2017	18,500	16,199
Devon Financing Corp., ULC 6.875% 2011	5,500	5,741
Devon Financing Corp. ULC 7.875% 2031	10,195	10,380
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,5]	13,417	13,310
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,5]	2,528	2,508
XTO Energy Inc. 6.25% 2017	15,750	14,886
Sunoco, Inc. 4.875% 2014	14,830	14,049
Southern Natural Gas Co. 5.90% 2017[2]	11,840	10,537
El Paso Natural Gas Co. 5.95% 2017	3,000	2,669
Nakilat Inc., Series A, 6.067% 2033[2,5]	14,000	11,880
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,5]	11,126	11,227
Petroplus Finance Ltd. 6.75% 2014[2]	4,750	4,037
Petroplus Finance Ltd. 7.00% 2017[2]	7,500	6,262
Transocean Inc. 5.25% 2013	7,000	6,808
Transocean Inc. 6.00% 2018	1,975	1,846
Transocean Inc. 6.80% 2038	1,100	1,012
Gulfstream Natural Gas 5.56% 2015[2]	3,500	3,186
Gulfstream Natural Gas 6.19% 2025[2]	7,235	6,162
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,614
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	3,237
Drummond Co., Inc. 7.375% 2016[2]	9,800	8,354
Apache Corp. 5.625% 2017	7,200	6,776
TEPPCO Partners LP 7.00% 2067[1]	4,275	3,600
Energy Transfer Partners, LP 5.95% 2015	3,465	3,288
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,363
		1,333,096

INDUSTRIALS — 3.82%
Transportation — 2.11%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[5]	14,050	12,153
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[5]	10,000	9,825
Continental Airlines, Inc. 8.75% 2011	6,300	4,536
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[5]	12,500	12,000
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 3.161% 2015[1,5]	1,100	876
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	29,519	25,681
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[5]	172	142
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	2,030	1,624
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	1,871	1,558
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	18,052	15,345
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	37,632	33,116
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[5]	3,498	2,790
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	22,064	18,754
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[5]	13,077	10,266
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[5]	8,665	5,632
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	281	251
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[5]	9,006	7,701
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	15,285	12,839
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[5]	10,130	7,267
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	13,977	12,306
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	13,991	13,222
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[5]	1,472	1,163
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[5]	400	362
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[5]	2,618	2,409
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[5]	53,658	47,128
Delta Air Lines, Inc., Second Lien Term Loan B, 6.954% 2014[1,5,6]	4,938	3,509
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[4,5]	5,017	4,860
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	40,693	34,589
CSX Corp. 5.75% 2013	8,335	7,956
CSX Corp. 6.25% 2015	15,000	14,308
CSX Corp. 6.25% 2018	10,000	9,067
CSX Corp. 6.15% 2037	26,585	20,665
CSX Corp. 7.45% 2038	35,550	32,694
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[5]	2,696	2,643
AMR Corp., Series B, 10.45% 2011	150	99
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[5]	3,750	3,075
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[5]	16,834	16,004
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[5]	18,165	15,894
AMR Corp. 9.00% 2012	5,800	3,799
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[5]	38,010	35,000
American Airlines, Inc., Series 1991-C2, 9.73% 2014[5]	6,410	3,301
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[5]	8,969	4,395
Northwest Airlines, Inc., Term Loan B, 7.27% 2013[1,3,5,6]	3,107	2,928
Northwest Airlines, Inc., Term Loan A, 5.52% 2018[1,3,5,6]	69,069	62,335
Union Pacific Corp. 5.75% 2017	20,750	19,239
Union Pacific Corp. 5.70% 2018	4,000	3,732
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[5]	7,015	7,165
Union Pacific Corp. 6.15% 2037	13,930	11,936
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[5]	2,925	2,897
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,5]	7,335	8,471
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[5]	419	423
United Air Lines, Inc., Term Loan B, 5.75% 2014[1,5,6]	6,699	4,191
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[5]	493	464
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[5]	1,516	1,502
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,5]	909	632
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[5]	27,759	21,440
Norfolk Southern Corp. 5.75% 2018	21,050	20,327
Norfolk Southern Corp. 7.05% 2037	12,690	13,131
Canadian National Railway Co. 5.85% 2017	6,000	6,042
Canadian National Railway Co. 5.55% 2018	16,500	16,318
Canadian National Railway Co. 6.375% 2037	8,000	7,685
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[5]	184	185
Burlington Northern Santa Fe Corp. 6.15% 2037	14,090	12,900
BNSF Funding Trust I 6.613% 2055[1]	15,000	12,312
Navios Maritime Holdings Inc. 9.50% 2014	9,905	9,162
Kansas City Southern Railway Co. 7.50% 2009	4,000	4,020
Kansas City Southern Railway Co. 8.00% 2015	2,000	1,980
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3,5]	4,846	4,941
AIR 2 US, Series A, 8.027% 2020[2,5]	5,151	4,121
TFM, SA de CV 9.375% 2012	3,800	3,895
Hertz Corp. 10.50% 2016	1,000	840
CEVA Group PLC 10.00% 2014[2]	500	482
		736,500

Capital goods — 1.48%
General Electric Capital Corp. 6.25% 2017	£400	609
General Electric Capital Corp., Series A, 3.072% 2018[1]	$9,000	8,165
General Electric Capital Corp., Series A, 3.174% 2026[1]	77,000	65,779
General Electric Capital Corp. 5.625% 2031	£85	110
General Electric Capital Corp., Series A, 3.284% 2036[1]	$12,000	10,262
Hutchison Whampoa International Ltd. 7.00% 2011[2]	24,300	24,779
Hutchison Whampoa International Ltd. 6.50% 2013[2]	59,200	57,771
BAE Systems Holding Inc. 4.75% 2010[2,5]	10,350	10,506
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,5]	35,491	35,726
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,5]	33,990	33,281
Koninklijke Philips Electronics NV 5.75% 2018	20,000	19,239
Koninklijke Philips Electronics NV 6.875% 2038	32,150	31,955
Caterpillar Inc. 4.50% 2009	1,190	1,183
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,392
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	503
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	205
Caterpillar Financial Services Corp., Series F, 4.90% 2013	10,500	9,953
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	3,766
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	1,888
Caterpillar Financial Services Corp., Series F, 7.05% 2018	2,275	2,276
Caterpillar Inc. 6.05% 2036	2,000	1,812
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.55% 2014[1,5,6]	2,431	2,249
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 7.47% 2014[1,5,6]	2,460	2,276
DAE Aviation Holdings, Inc. 11.25% 2015[2,3]	17,285	15,557
Ashtead Group PLC 8.625% 2015[2]	4,675	4,044
Ashtead Capital, Inc. 9.00% 2016[2]	14,125	12,218
US Investigations Services, Inc., Term Loan B, 5.954% 2015[1,5,6]	5,449	4,714
US Investigations Services, Inc. 10.50% 2015[2]	7,005	6,269
US Investigations Services, Inc. 11.75% 2016[2,3]	5,445	4,356
DynCorp International and DIV Capital Corp. 9.50% 2013[2]	9,295	9,249
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	6,198	6,074
NTK Holdings Inc. 0%/10.75% 2014[5,8]	15,118	6,576
THL Buildco, Inc. 8.50% 2014	11,450	6,584
John Deere Capital Corp. 5.40% 2011	3,500	3,530
John Deere Capital Corp., Series D, 4.50% 2013	3,000	2,866
John Deere Capital Corp. 5.10% 2013	1,100	1,080
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,390
John Deere Capital Corp., Series D, 5.75% 2018	2,000	1,863
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,497
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,454
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	1,219
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[7]	11,125	10,124
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	570	513
Lockheed Martin Corp. 4.121% 2013	6,000	5,806
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	5,734
Embraer Overseas Ltd 6.375% 2017	10,825	10,040
Raytheon Co. 6.40% 2018	9,500	9,427
Tyco International Group SA 6.125% 2008	5,000	5,007
Tyco International Group SA 6.125% 2009	500	502
Tyco International Group SA 7.00% 2019[2]	600	586
Tyco International Group SA 6.875% 2021[2]	1,000	967
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	5,250
United Rentals (North America), Inc. 7.75% 2013	600	457
DRS Technologies, Inc. 6.875% 2013	2,135	2,124
DRS Technologies, Inc. 6.625% 2016	475	482
DRS Technologies, Inc. 7.625% 2018	2,500	2,625
Atlas Copco AB 5.60% 2017[2]	4,525	4,404
B/E Aerospace 8.50% 2018	4,370	4,250
Atrium Companies, Inc., Term Loan B, 6.54% 2012[1,5,6]	5,206	3,827
ACIH, Inc. 11.50% 2012[2,4]	3,340	417
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,625	2,481
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	778
Alion Science and Technology Corp. 10.25% 2015	3,690	2,343
RSC Holdings III, LLC, Second Lien Term Loan B, 6.30% 2013[1,5,6]	2,838	2,237
Esco Corp. 6.694% 2013[1,2]	325	301
Esco Corp. 8.625% 2013[2]	1,100	1,084
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,304
TransDigm Inc. 7.75% 2014	1,325	1,252
Esterline Technologies Corp. 6.625% 2017	1,050	1,003
Sequa Corp., Term Loan B, 6.96% 2014[1,5,6]	937	841
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	900	686
		515,077

Commercial & professional services — 0.23%
Nielsen Finance LLC, Term Loan B, 4.803% 2013[1,5,6]	5,298	4,700
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	23,825	22,753
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	31,300	20,502
ARAMARK Corp., Term Loan B, 5.637% 2014[1,5,6]	4,158	3,645
ARAMARK Corp., Term Loan B, Letter of Credit, 5.637% 2014[1,5,6]	264	232
ARAMARK Corp. 6.301% 2015[1]	2,650	2,332
ARAMARK Corp. 8.50% 2015	6,525	6,166
Allied Waste North America, Inc., Series B, 6.50% 2010	500	491
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,406
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,237
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,643
Allied Waste North America, Inc. 6.875% 2017	1,000	935
Waste Management, Inc. 6.50% 2008	5,220	5,230
FTI Consulting, Inc. 7.625% 2013	2,300	2,355
		79,627

TELECOMMUNICATION SERVICES — 3.33%
Sprint Capital Corp. 6.375% 2009	4,730	4,636
Sprint Nextel Corp. 4.169% 2010[1]	1,865	1,738
Nextel Communications, Inc., Series E, 6.875% 2013	93,707	63,760
Nextel Communications, Inc., Series F, 5.95% 2014	56,559	37,935
Nextel Communications, Inc., Series D, 7.375% 2015	49,375	32,606
Sprint Nextel Corp. 6.00% 2016	14,500	11,182
Sprint Capital Corp. 6.90% 2019	16,705	12,969
Sprint Capital Corp. 8.75% 2032	78,388	61,271
AT&T Corp. 7.30% 2011[1]	4,734	4,920
AT&T Wireless Services, Inc. 7.875% 2011	15,355	16,174
SBC Communications Inc. 5.875% 2012	20,337	20,352
AT&T Wireless Services, Inc. 8.125% 2012	12,630	13,481
AT&T Inc. 4.95% 2013	17,000	16,301
SBC Communications Inc. 5.10% 2014	10,245	9,594
SBC Communications Inc. 5.625% 2016	45,200	41,924
AT&T Inc. 5.50% 2018	13,795	12,306
AT&T Inc. 5.60% 2018	21,540	19,314
SBC Communications Inc. 6.45% 2034	11,175	9,616
AT&T Inc. 6.30% 2038	29,460	24,471
AT&T Inc. 6.40% 2038	4,860	4,091
Telecom Italia Capital SA 4.00% 2010	1,140	1,107
Telecom Italia Capital SA 4.875% 2010	1,260	1,225
Olivetti Finance NV 7.25% 2012	€8,830	12,469
Telecom Italia Capital SA, Series B, 5.25% 2013	$10,100	8,970
Telecom Italia Capital SA 5.25% 2015	69,000	57,516
Telecom Italia Capital SA 6.999% 2018	21,400	19,242
Telecom Italia SpA 7.75% 2033[3]	€8,270	10,703
Telecom Italia Capital SA 7.20% 2036	$5,290	4,180
Telecom Italia Capital SA 7.721% 2038	64,000	53,180
Verizon Global Funding Corp. 7.375% 2012	11,835	12,227
Verizon Communications Inc. 5.25% 2013	14,500	13,990
Verizon Communications Inc. 5.50% 2017	21,495	19,329
Verizon Communications Inc. 5.50% 2018	15,540	13,761
Verizon Communications Inc. 6.10% 2018	47,330	43,782
Verizon Global Funding Corp. 7.75% 2030	9,501	8,998
Verizon Communications Inc. 6.40% 2038	23,095	19,332
Verizon Communications Inc. 6.90% 2038	7,705	6,850
British Telecommunications PLC 5.15% 2013	50,500	47,175
British Telecommunications PLC 5.95% 2018	42,605	37,847
British Telecommunications PLC 9.125% 2030[1]	2,865	2,865
France Télécom 7.75% 2011[1]	32,000	33,602
France Télécom 7.25% 2013	€4,800	7,161
Vodafone Group PLC 7.75% 2010	$20,000	20,620
Vodafone Group PLC 5.625% 2017	16,080	14,317
Vodafone Group PLC 6.15% 2037	6,000	4,833
American Tower Corp. 7.125% 2012	15,275	15,122
American Tower Corp. 7.00% 2017[2]	13,925	13,368
Qwest Capital Funding, Inc. 7.90% 2010	950	924
Qwest Capital Funding, Inc. 7.25% 2011	15,650	14,711
Qwest Communications International Inc. 7.25% 2011	6,000	5,715
Qwest Capital Funding, Inc. 7.625% 2021	500	383
U S WEST Capital Funding, Inc. 6.875% 2028	3,250	2,275
Windstream Corp. 8.125% 2013	16,875	16,116
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,718
Windstream Corp. 8.625% 2016	3,300	3,061
Centennial Communications Corp. 8.541% 2013[1]	9,500	8,693
Centennial Communications Corp. 10.00% 2013	2,750	2,647
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	900	896
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 2014[1]	9,300	9,254
Embarq Corp. 6.738% 2013	20,000	17,645
Embarq Corp. 7.995% 2036	5,000	3,583
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	15,361
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	6,800	5,434
Singapore Telecommunications Ltd. 6.375% 2011[2]	12,050	12,436
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,586
Singapore Telecommunications Ltd. 7.375% 2031[2]	3,800	3,996
ALLTEL Corp. 7.00% 2012	18,299	17,979
ALLTEL Corp., Term Loan B3, 4.997% 2015[1,5,6]	1,188	1,163
Koninklijke KPN NV 8.00% 2010	6,550	6,867
Koninklijke KPN NV 4.75% 2017	€3,500	4,282
Koninklijke KPN NV 8.375% 2030	$5,200	5,585
MetroPCS Wireless, Inc. 9.25% 2014	11,950	11,233
Cricket Communications, Inc. 9.375% 2014	8,835	8,261
Cricket Communications, Inc. 10.875% 2014	2,500	2,337
Rogers Wireless Inc. 7.25% 2012	1,275	1,295
Rogers Wireless Inc. 7.50% 2015	6,300	6,412
Cincinnati Bell Inc. 7.25% 2013	6,800	6,154
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,826
NTELOS Inc., Term Loan B, 5.96% 2011[1,5,6]	4,826	4,582
Digicel Group Ltd. 8.875% 2015[2]	5,400	4,550
Hawaiian Telcom Communications, Inc. 8.486% 2013[1]	3,605	703
Hawaiian Telcom Communications, Inc. 9.75% 2013	7,715	1,582
Hawaiian Telcom Communications, Inc., Term Loan C, 6.262% 2014[1,5,6]	2,114	1,486
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	3,050	442
Deutsche Telekom International Finance BV 5.875% 2013	4,000	3,824
Level 3 Financing, Inc. 9.25% 2014	4,975	3,781
Orascom Telecom 7.875% 2014[2]	3,275	2,882
Millicom International Cellular SA 10.00% 2013	2,430	2,418
Intelsat, Ltd. 6.50% 2013	3,500	2,257
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,172
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	$1,000	915
Citizens Communications Co. 7.875% 2027	1,125	849
Trilogy International Partners LLC, Term Loan B, 7.262% 2012[1,5,6]	275	217
		1,161,900

UTILITIES — 3.07%
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	14,881
MidAmerican Energy Co. 5.125% 2013	7,500	7,337
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,844
MidAmerican Energy Co. 4.65% 2014	5,000	4,641
MidAmerican Energy Co. 5.95% 2017	3,000	2,891
MidAmerican Energy Co. 5.30% 2018	10,000	9,096
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	3,605
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	44,081
MidAmerican Energy Holdings Co. 6.125% 2036	13,750	11,600
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[2]	3,060	2,970
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	56,985	52,096
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[2]	12,000	10,886
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	14,500	11,464
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	56,600	56,243
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	4,880	4,558
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	3,500	3,253
National Rural Utilities Cooperative Finance Corp. 8.00% 2032	8,000	8,508
E.ON International Finance BV 5.80% 2018[2]	74,575	71,404
Edison Mission Energy 7.50% 2013	625	603
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	3,800
Edison Mission Energy 7.75% 2016	7,125	6,733
Midwest Generation, LLC, Series B, 8.56% 2016[5]	15,540	16,006
Edison Mission Energy 7.00% 2017	7,175	6,493
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	956
Edison Mission Energy 7.20% 2019	11,525	10,200
Homer City Funding LLC 8.734% 2026[5]	13,721	13,995
Edison Mission Energy 7.625% 2027	1,900	1,549
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,042
Israel Electric Corp. Ltd. 7.95% 2011[2]	10,000	10,497
Israel Electric Corp. Ltd. 7.25% 2019[2]	39,800	39,937
Israel Electric Corp. Ltd. 8.10% 2096[2]	6,250	5,974
PSEG Power LLC 3.75% 2009	6,825	6,816
PSEG Power LLC 7.75% 2011	16,410	17,036
Public Service Electric and Gas Co., Series E, 5.30% 2018	12,690	11,874
PSEG Power LLC 8.625% 2031	7,350	7,969
Consumers Energy Co. 5.65% 2018	17,575	16,130
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	27,575	26,001
NGG Finance PLC 6.125% 2011	€3,480	5,008
National Grid PLC 6.30% 2016	$37,605	35,926
National Grid Co. PLC 5.875% 2024	£170	286
Veolia Environnement 5.25% 2013	$18,235	17,949
Veolia Environnement 6.00% 2018	4,945	4,750
Veolia Environnement 6.125% 2033	€13,640	17,498
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	$9,000	8,805
Exelon Generation Co., LLC 6.95% 2011	14,265	14,455
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,776
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	4,737
Exelon Generation Co., LLC 6.20% 2017	7,300	6,426
Energy East Corp. 6.75% 2012	7,155	7,275
Scottish Power PLC 5.375% 2015	31,415	30,134
Ohio Edison Co. 6.40% 2016	13,750	13,101
Jersey Central Power & Light 5.65% 2017	3,000	2,722
Cleveland Electric Illuminating Co. 5.70% 2017	8,640	7,751
Pennsylvania Electric Co. 6.05% 2017	5,165	4,763
Ohio Edison Co. 6.875% 2036	2,315	2,067
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.303% 2014[1,5,6]	4,541	3,837
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[2]	12,215	11,085
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[2]	10,925	9,914
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[2,7]	5,250	4,476
Ohio Power Co., Series J, 5.30% 2010	8,000	8,053
Ohio Power Co., Series H, 4.85% 2014	5,965	5,480
Appalachian Power Co., Series I, 4.95% 2015	1,000	904
Ohio Power Co., Series K, 6.00% 2016	15,000	14,334
Cilcorp Inc. 8.70% 2009	1,000	1,063
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,578
Union Electric Co. 4.65% 2013	3,000	2,797
Union Electric Co. 5.40% 2016	5,750	5,214
Cilcorp Inc. 9.375% 2029	12,265	15,147
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	711
Sierra Pacific Power Co., General and Refunding Mortgage Notes, 5.45% 2013	4,275	4,166
Sierra Pacific Resources 8.625% 2014	900	926
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,422
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	5,975	5,653
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	9,673
Oncor Electric Delivery Co. 6.80% 2018[2]	25,000	22,265
Intergen Power 9.00% 2017[2]	22,075	22,185
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	4,994
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	9,728
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	4,644
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	13,500	12,595
Public Service Co. of Colorado 5.80% 2018	6,300	6,094
SP PowerAssets Ltd. 3.80% 2008[2]	10,000	10,000
SP PowerAssets Ltd. 5.00% 2013[2]	8,000	7,842
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,769
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	9,533
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,086
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	4,999
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	5,797
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,018
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,519
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,345
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,279
AES Corp. 9.50% 2009	927	922
AES Corp. 9.375% 2010	129	130
AES Corp. 8.75% 2013[2]	624	630
AES Corp. 7.75% 2015	10,500	9,581
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[5]	11,812	11,069
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,533
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	4,830
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,232
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	669
Florida Power & Light Co. 4.85% 2013	$5,000	4,996
FPL Energy National Wind, LLC 5.608% 2024[2,5]	4,041	3,836
Kern River Funding Corp. 4.893% 2018[2,5]	8,162	7,943
ENEL SpA 5.625% 2027	€5,760	7,656
NRG Energy, Inc. 7.25% 2014	$4,200	3,906
NRG Energy, Inc. 7.375% 2016	3,700	3,339
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	1,955
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,541
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,990
Niagara Mohawk Power Corp., Series G, 7.75% 2008	4,460	4,460
Alabama Power Co., Series R, 4.70% 2010	2,250	2,272
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,541
Enersis SA 7.375% 2014	3,000	3,033
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,5]	2,905	2,773
Connecticut Light & Power 5.65% 2018	2,500	2,325
Wisconsin Gas Co. 5.20% 2015	2,025	1,975
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	526
Kelda Group PLC 6.625% 2031	165	300
		1,068,486

HEALTH CARE — 2.48%
Health care equipment & services — 1.45%
Coventry Health Care, Inc. 5.875% 2012	$1,000	964
Coventry Health Care, Inc. 6.30% 2014	62,750	57,612
Coventry Health Care, Inc. 5.95% 2017	14,930	12,465
Hospira, Inc. 4.95% 2009	7,391	7,357
Hospira, Inc. 4.242% 2010[1]	26,500	25,746
Hospira, Inc. 5.90% 2014	4,510	4,554
Hospira, Inc. 6.05% 2017	30,675	29,294
UnitedHealth Group Inc. 3.384% 2010[1]	8,250	7,985
UnitedHealth Group Inc. 5.25% 2011	3,165	3,148
UnitedHealth Group Inc. 4.875% 2013	7,100	6,785
UnitedHealth Group Inc. 4.875% 2013	1,300	1,244
UnitedHealth Group Inc. 5.375% 2016	24,250	21,575
UnitedHealth Group 6.00% 2017	24,920	22,910
Cardinal Health, Inc. 3.053% 2009[1]	3,500	3,442
Cardinal Health, Inc. 6.75% 2011	13,625	13,987
Cardinal Health, Inc. 5.80% 2016	10,000	9,356
Cardinal Health, Inc. 5.85% 2017	12,000	11,108
Allegiance Corp. 7.00% 2026	9,260	8,810
Tenet Healthcare Corp. 7.375% 2013	5,895	5,394
Tenet Healthcare Corp. 9.875% 2014	28,095	27,533
Tenet Healthcare Corp. 9.25% 2015	8,170	7,762
Humana Inc. 6.45% 2016	27,012	24,814
Humana Inc. 6.30% 2018	11,670	10,332
Humana Inc. 7.20% 2018	3,743	3,551
WellPoint, Inc. 5.00% 2011	14,000	13,926
WellPoint, Inc. 5.25% 2016	6,455	5,955
WellPoint, Inc. 5.875% 2017	8,300	7,696
WellPoint, Inc. 6.375% 2037	7,500	6,436
HealthSouth Corp. 9.133% 2014[1]	12,600	12,285
HealthSouth Corp. 10.75% 2016[3]	13,105	13,564
Aetna Inc. 5.75% 2011	17,500	17,794
Boston Scientific Corp. 5.45% 2014	1,115	1,048
Boston Scientific Corp. 6.40% 2016	15,890	15,175
Boston Scientific Corp. 5.125% 2017	630	537
Boston Scientific Corp. 7.00% 2035	920	823
HCA Inc., Term Loan B, 6.012% 2013[1,5,6]	14,047	12,507
HCA Inc. 9.125% 2014	295	288
HCA Inc. 9.25% 2016	530	517
HCA Inc. 9.625% 2016[7]	1,530	1,457
VWR Funding, Inc. 10.25% 2015[1,3,7]	15,675	13,324
Bausch & Lomb Inc. 9.875% 2015[2]	13,625	12,978
PTS Acquisition Corp. 9.50% 2015[3,7]	15,615	11,711
Surgical Care Affiliates, Inc. 8.875% 2015[2,3,7]	3,325	2,793
Surgical Care Affiliates, Inc. 10.00% 2017[2,3]	7,845	5,727
Universal Health Services, Inc. 7.125% 2016	7,440	7,554
Team Finance LLC and Health Finance Corp. 11.25% 2013[3]	3,525	3,595
Symbion Inc. 11.00% 2015[1,2,7]	3,745	2,828
Viant Holdings Inc. 10.125% 2017[2]	2,929	2,387
CHS/Community Health Systems, Inc. 8.875% 2015	2,325	2,220
Universal Hospital Services, Inc. 6.303% 2015[1]	1,290	1,142
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015[3]	325	335
		504,330

Pharmaceuticals, biotechnology & life sciences — 1.03%
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	19,655
GlaxoSmithKline Capital Inc. 5.65% 2018	37,082	35,270
GlaxoSmithKline Capital Inc. 6.375% 2038	63,650	59,945
Schering-Plough Corp. 5.55% 2013[1]	32,159	31,133
Schering-Plough Corp. 5.375% 2014	€6,120	8,065
Schering-Plough Corp. 6.00% 2017	$57,209	53,738
Biogen Idec Inc. 6.00% 2013	36,525	36,099
Biogen Idec Inc. 6.875% 2018	27,000	26,668
Bayer AG 5.00% (undated)[1]	€23,085	25,514
AstraZeneca PLC 5.40% 2012	$14,000	14,078
AstraZeneca PLC 5.40% 2014	6,000	6,075
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	3,125	2,844
Elan Finance PLC and Elan Finance Corp. 6.935% 2013[1]	5,135	4,236
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,910	9,219
Wyeth 5.50% 2016	15,000	14,662
Warner Chilcott Corp. 8.75% 2015	5,150	5,099
Amgen Inc. 4.00% 2009	4,000	3,963
Mylan Inc., Term Loan B, 7.063% 2014[1,3,5,6]	4,193	3,858
		360,121

MATERIALS — 1.46%
International Paper Co. 7.40% 2014	40,990	41,100
International Paper Co. 7.95% 2018	35,105	34,552
ArcelorMittal 5.375% 2013[2]	18,335	17,653
ArcelorMittal 6.125% 2018[2]	52,900	48,650
C5 Capital (SPV) Ltd. 6.196% (undated)[1,2]	15,000	14,538
C8 Capital (SPV) Ltd. 6.64% (undated)[1,2]	40,805	38,260
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	13,295	12,345
Stora Enso Oyj 6.404% 2016[2]	23,270	19,845
Stora Enso Oyj 7.25% 2036[2]	36,290	26,286
Rio Tinto Finance (USA) Ltd. 5.875% 2013	31,500	30,912
UPM-Kymmene Corp. 5.625% 2014[2]	34,190	30,371
UPM-Kymmene Corp. 6.625% 2017	£235	344
Rohm and Haas Co. 5.60% 2013	$950	933
Rohm and Haas Co. 6.00% 2017	25,850	24,062
Dow Chemical Co. 5.70% 2018	22,260	20,542
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	800	793
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	15,630	15,375
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,380	2,348
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	9,051
Stone Container Corp. 8.375% 2012	1,675	1,415
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,250	1,019
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	5,690	4,467
Nalco Co. 7.75% 2011	4,760	4,689
Nalco Co. 8.875% 2013	3,750	3,759
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[3,8]	2,254	2,096
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	1,994
E.I. du Pont de Nemours and Co. 5.00% 2013	6,355	6,286
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	1,881
Georgia Gulf Corp. 9.50% 2014	15,380	9,536
Building Materials Corp. of America 7.75% 2014	11,650	9,262
Weyerhaeuser Co. 5.95% 2008	3,000	3,000
Weyerhaeuser Co. 7.375% 2032	2,500	2,198
Weyerhaeuser Co. 6.875% 2033	2,500	2,178
Commercial Metals Co. 6.50% 2017	7,000	6,489
Plastipak Holdings, Inc. 8.50% 2015[2,3]	7,690	6,267
NewPage Corp., Series B, 10.00% 2012	3,500	3,150
NewPage Corp., Series A, 12.00% 2013	980	862
Georgia-Pacific Corp. 8.125% 2011	4,025	4,005
Metals USA Holdings Corp. 8.791% 2012[1,7]	3,410	2,745
Metals USA, Inc. 11.125% 2015	1,200	1,158
Associated Materials Inc. 9.75% 2012	3,450	3,416
AMH Holdings, Inc. 0%/11.25% 2014[8]	750	487
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014[3]	5,494	3,571
Arbermarle Corp. 5.10% 2015	3,656	3,382
AEP Industries Inc. 7.875% 2013	4,020	3,035
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	2,216
Rockwood Specialties Group, Inc. 7.625% 2014	€500	640
Domtar Corp. 5.375% 2013	$725	616
Domtar Corp. 7.125% 2015	2,100	1,942
Abitibi-Consolidated Inc. 7.75% 2011	505	164
Abitibi-Consolidated Co. of Canada 6.00% 2013	975	263
Abitibi-Consolidated Co. of Canada 8.375% 2015	8,495	2,102
Ryerson Inc. 10.176% 2014[1,2]	3,000	2,460
Praxair, Inc. 4.625% 2015	2,500	2,329
Graphic Packaging International, Inc. 8.50% 2011	2,375	2,268
Algoma Steel Inc. 9.875% 2015[2]	2,500	2,266
ICI Wilmington, Inc. 4.375% 2008	200	200
ICI Wilmington, Inc. 5.625% 2013	2,000	2,039
Owens-Illinois, Inc. 7.50% 2010	2,250	2,239
FMG Finance Pty Ltd. 10.625% 2016[2]	2,000	1,970
Momentive Performance Materials Inc. 9.75% 2014	2,000	1,590
Vale Overseas Ltd. 6.25% 2017	1,500	1,409
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,301
Neenah Paper, Inc. 7.375% 2014	1,140	909
Airgas, Inc. 6.25% 2014	550	520
Airgas, Inc. 7.125% 2018[2]	250	243
		509,993

INFORMATION TECHNOLOGY — 1.15%
Semiconductors & semiconductor equipment — 0.50%
KLA-Tencor Corp. 6.90% 2018	56,300	52,437
NXP BV and NXP Funding LLC 5.541% 2013[1]	9,320	6,186
NXP BV and NXP Funding LLC 7.713% 2013[1]	€5,900	5,105
NXP BV and NXP Funding LLC 7.875% 2014	$24,025	16,217
NXP BV and NXP Funding LLC 8.625% 2015	€10,050	6,928
NXP BV and NXP Funding LLC 9.50% 2015	$31,070	16,079
Freescale Semiconductor, Inc., Term Loan B, 4.236% 2013[1,5,6]	2,592	2,129
Freescale Semiconductor, Inc. 6.694% 2014[1]	2,500	1,687
Freescale Semiconductor, Inc. 8.875% 2014	7,300	5,073
Freescale Semiconductor, Inc. 9.125% 2014[7]	40,925	25,987
Freescale Semiconductor, Inc. 10.125% 2016	15,975	10,304
National Semiconductor Corp. 6.15% 2012	3,700	3,617
National Semiconductor Corp. 6.60% 2017	24,500	23,024
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	3,070	376
		175,149

Technology hardware & equipment — 0.43%
Electronic Data Systems Corp., Series B, 6.00% 2013[1]	31,625	32,278
Hewlett-Packard Co. 5.50% 2018	4,000	3,760
Electronic Data Systems Corp. 7.45% 2029	13,190	13,580
Jabil Circuit, Inc. 5.875% 2010	4,750	4,584
Jabil Circuit, Inc. 8.25% 2018	39,725	37,342
Sanmina-SCI Corp. 5.569% 2010[1,2]	866	818
Sanmina-SCI Corp. 6.75% 2013	6,275	5,522
Sanmina-SCI Corp. 5.569% 2014[1,2]	3,750	3,281
Sanmina-SCI Corp. 8.125% 2016	10,350	8,849
Hughes Communications, Inc. 9.50% 2014	15,425	15,039
Cisco Systems, Inc. 5.25% 2011	10,000	10,214
Sensata Technologies BV 8.00% 2014[1]	8,575	7,289
Celestica Inc. 7.875% 2011	5,700	5,558
Nortel Networks Ltd. 7.041% 2011[1]	2,800	1,883
Nortel Networks Ltd. 10.125% 2013	700	450
		150,447

Software & services — 0.22%
Oracle Corp. 5.75% 2018	3,150	2,930
Oracle Corp. 6.50% 2038	30,000	27,359
First Data Corp., Term Loan B2, 5.948% 2014[1,5,6]	14,604	12,669
First Data Corp. 9.875% 2015[2]	1,500	1,179
SunGard Data Systems Inc. 9.125% 2013	12,975	11,742
Ceridian Corp. 11.25% 2015[2]	13,050	10,799
Serena Software, Inc. 10.375% 2016	11,262	9,967
Exodus Communications, Inc. 11.625% 2010[3,4]	1,128	0
		76,645

CONSUMER STAPLES — 1.05%
Food & staples retailing — 0.84%
CVS Caremark Corp. 3.111% 2010[1]	5,000	4,790
CVS Corp. 7.77% 2012[2,5]	711	742
CVS Corp. 5.789% 2026[2,5]	14,739	13,478
CVS Corp. 6.036% 2028[2,5]	32,213	28,994
CVS Caremark Corp. 6.943% 2030[2,5]	23,229	22,056
Kroger Co. 5.00% 2013	8,750	8,362
Kroger Co. 6.40% 2017	58,325	56,017
Kroger Co. 6.90% 2038	3,000	2,792
Tesco PLC 5.50% 2017[2]	31,135	27,927
Tesco PLC 5.50% 2033	£265	421
Tesco PLC 6.15% 2037[2]	$35,000	28,825
Delhaize Group 6.50% 2017	26,205	24,860
Safeway Inc. 6.35% 2017	20,000	19,416
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,023
Stater Bros. Holdings Inc. 7.75% 2015	9,400	8,836
Duane Reade Inc. 7.319% 2010[1]	4,992	4,568
Duane Reade Inc. 9.75% 2011	7,695	6,502
SUPERVALU INC., Term Loan B, 4.679% 2012[1,5,6]	2,245	2,047
SUPERVALU INC. 7.50% 2012	365	356
Albertson’s, Inc. 7.25% 2013	3,525	3,437
SUPERVALU INC. 7.50% 2014	830	809
Albertson’s, Inc. 8.00% 2031	4,475	4,169
Vitamin Shoppe Industries Inc. 10.304% 2012[1,3]	7,490	6,938
Walgreen Co. 4.875% 2013	5,000	5,004
Costco Wholesale Corp. 5.30% 2012	3,000	3,072
		293,441

Food, beverage & tobacco — 0.19%
Tyson Foods, Inc. 7.35% 2016[1]	37,980	31,523
Constellation Brands, Inc. 8.375% 2014	2,075	2,065
Constellation Brands, Inc. 7.25% 2017	9,945	9,199
Dole Food Co., Inc. 8.625% 2009	500	480
Dole Food Co., Inc. 7.25% 2010	2,175	1,925
Dole Food Co., Inc. 8.875% 2011	7,915	6,688
Smithfield Foods, Inc., Series B, 8.00% 2009	1,000	975
Smithfield Foods, Inc., Series B, 7.75% 2013	150	127
Smithfield Foods, Inc. 7.75% 2017	3,100	2,449
Cott Beverages Inc. 8.00% 2011	4,950	3,490
JBS SA 10.50% 2016	4,370	3,376
Diageo Capital PLC 4.375% 2010	2,395	2,411
Pilgrim’s Pride Corp. 7.625% 2015	1,100	687
Pilgrim’s Pride Corp. 8.375% 2017	1,050	499
		65,894

Household & personal products — 0.02%
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,260	3,110
Elizabeth Arden, Inc. 7.75% 2014	3,105	2,841
		5,951

Total corporate bonds & notes		14,093,728

MORTGAGE-BACKED OBLIGATIONS — 24.30%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[5] — 11.57%
Freddie Mac 8.50% 2009	16	16
Freddie Mac 8.50% 2010	20	20
Freddie Mac 6.00% 2017	435	449
Freddie Mac, Series 2310, Class A, 10.55% 2017[1]	392	428
Freddie Mac 11.00% 2018	56	64
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,318
Freddie Mac 5.50% 2019	9,631	9,753
Freddie Mac 8.50% 2020	137	147
Freddie Mac 8.50% 2020	49	52
Freddie Mac, Series 41, Class F, 10.00% 2020	97	97
Freddie Mac, Series 178, Class Z, 9.25% 2021	74	81
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,914	1,783
Freddie Mac, Series 2922, Class EL, 4.50% 2023	40,970	40,714
Freddie Mac 5.00% 2023	45,367	45,003
Freddie Mac 5.00% 2023	44,223	43,868
Freddie Mac 5.00% 2023	14,700	14,583
Freddie Mac 5.00% 2023	4,839	4,800
Freddie Mac 5.00% 2023	2,634	2,613
Freddie Mac 5.00% 2023	263	261
Freddie Mac 5.50% 2023	42,691	42,992
Freddie Mac 5.50% 2023	12,074	12,158
Freddie Mac 5.50% 2023	10,816	10,892
Freddie Mac 5.50% 2023	9,366	9,432
Freddie Mac 5.50% 2023	3,912	3,940
Freddie Mac 5.50% 2023	2,990	3,011
Freddie Mac 5.50% 2023	954	961
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,125	2,193
Freddie Mac 6.00% 2026	33,009	33,567
Freddie Mac 6.00% 2026	25,141	25,565
Freddie Mac 8.00% 2026	92	99
Freddie Mac 5.50% 2027	16,299	16,291
Freddie Mac 6.00% 2027	186,419	189,566
Freddie Mac 8.50% 2027	22	24
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,725	3,786
Freddie Mac, Series 2122, Class QM, 6.25% 2029	6,387	6,548
Freddie Mac 4.50% 2033	6,964	6,585
Freddie Mac 4.50% 2034	238	225
Freddie Mac 4.637% 2035[1]	15,341	15,297
Freddie Mac, Series 3061, Class PN, 5.50% 2035	48,474	48,743
Freddie Mac 6.50% 2035[3]	337	341
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	8,348	6,517
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,020	4,735
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,952	4,689
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,275	4,155
Freddie Mac, Series 3257, Class PA, 5.50% 2036	51,972	51,886
Freddie Mac, Series 3233, Class PA, 6.00% 2036	42,156	42,846
Freddie Mac, Series 3156, Class NG, 6.00% 2036	13,607	13,943
Freddie Mac 4.50% 2037	734	692
Freddie Mac 4.50% 2037	576	543
Freddie Mac 4.50% 2037	540	509
Freddie Mac 4.50% 2037	503	474
Freddie Mac 4.50% 2037	490	462
Freddie Mac 4.50% 2037	458	432
Freddie Mac 4.50% 2037	410	386
Freddie Mac 4.50% 2037	58	55
Freddie Mac, Series 3286, Class JN, 5.50% 2037	66,892	67,128
Freddie Mac, Series 3318, Class JT, 5.50% 2037	37,113	37,212
Freddie Mac 5.50% 2037	35,820	35,637
Freddie Mac 5.50% 2037	31,190	31,030
Freddie Mac, Series 3312, Class PA, 5.50% 2037	28,312	28,377
Freddie Mac 5.632% 2037[1]	17,177	17,233
Freddie Mac 5.676% 2037[1]	8,823	8,846
Freddie Mac 5.983% 2037[1]	29,949	30,255
Freddie Mac, Series 3271, Class OA, 6.00% 2037	17,881	18,380
Freddie Mac 6.00% 2037	3,424	3,467
Freddie Mac 6.00% 2037	1,808	1,831
Freddie Mac 6.062% 2037[1]	23,313	23,868
Freddie Mac 6.088% 2037[1]	13,823	13,970
Freddie Mac 6.212% 2037[1]	19,597	19,635
Freddie Mac 6.267% 2037[1]	3,777	3,745
Freddie Mac 6.315% 2037[1]	34,454	34,972
Freddie Mac 7.00% 2037	27,061	27,864
Freddie Mac 7.00% 2037	2,566	2,642
Freddie Mac 7.00% 2037	2,364	2,434
Freddie Mac 7.00% 2037	1,936	1,993
Freddie Mac 7.00% 2037[3]	1,213	1,249
Freddie Mac 7.00% 2037[3]	1,012	1,042
Freddie Mac 7.00% 2037[3]	943	971
Freddie Mac 7.50% 2037	29,044	30,255
Freddie Mac 4.50% 2038	59,840	56,415
Freddie Mac 4.50% 2038	49,539	46,704
Freddie Mac 4.50% 2038	8,974	8,460
Freddie Mac 4.50% 2038	701	661
Freddie Mac 4.50% 2038	503	474
Freddie Mac 4.50% 2038	495	467
Freddie Mac 4.50% 2038	493	465
Freddie Mac 4.50% 2038	260	245
Freddie Mac 4.50% 2038	237	224
Freddie Mac 4.816% 2038[1]	14,908	14,489
Freddie Mac 5.00% 2038	70,329	68,491
Freddie Mac 5.00% 2038	54,270	52,852
Freddie Mac 5.00% 2038	45,556	44,366
Freddie Mac 5.00% 2038	40,022	38,976
Freddie Mac 5.00% 2038	33,572	32,729
Freddie Mac 5.00% 2038	22,630	22,039
Freddie Mac 5.00% 2038	22,518	21,930
Freddie Mac 5.00% 2036	10,000	9,728
Freddie Mac 5.00% 2038	2,984	2,906
Freddie Mac 5.054% 2038[1]	9,999	9,772
Freddie Mac 5.134% 2038[1]	2,006	1,985
Freddie Mac 5.50% 2038	67,784	67,437
Freddie Mac 5.50% 2038	50,000	49,744
Freddie Mac 5.50% 2036	46,750	46,454
Freddie Mac 5.50% 2038	35,905	35,721
Freddie Mac 5.50% 2038	30,537	30,381
Freddie Mac 5.61% 2038[1]	35,898	36,044
Freddie Mac 6.00% 2038	229,659	232,566
Freddie Mac 6.50% 2047	2,736	2,772
Freddie Mac 6.50% 2047	1,305	1,322
Freddie Mac 7.00% 2047	1,010	1,038
Freddie Mac 7.00% 2047	706	725
Fannie Mae 7.00% 2009	4	4
Fannie Mae 7.50% 2009	40	40
Fannie Mae 7.50% 2009	18	18
Fannie Mae 7.50% 2009	4	4
Fannie Mae 7.50% 2009	3	3
Fannie Mae 7.50% 2009	1	1
Fannie Mae 7.50% 2009	—	—
Fannie Mae 8.50% 2009	7	7
Fannie Mae 9.50% 2009	5	5
Fannie Mae 7.00% 2010	5	5
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	45,363
Fannie Mae 4.89% 2012	25,000	25,055
Fannie Mae 7.00% 2016	153	160
Fannie Mae 11.50% 2016	308	348
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	7,844	8,004
Fannie Mae 5.50% 2018	441	448
Fannie Mae 9.00% 2018	26	28
Fannie Mae 10.00% 2018	234	265
Fannie Mae 4.50% 2019	20,366	20,004
Fannie Mae 4.50% 2019	20,031	19,675
Fannie Mae 5.50% 2019	4,587	4,655
Fannie Mae 5.50% 2019	1,873	1,895
Fannie Mae 12.00% 2019	315	359
Fannie Mae 4.50% 2020	5,257	5,152
Fannie Mae 5.50% 2020	16,865	17,105
Fannie Mae 5.50% 2020	1,863	1,884
Fannie Mae 11.00% 2020	134	151
Fannie Mae 11.235% 2020[1]	292	339
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	26,656	26,463
Fannie Mae 9.00% 2022	43	45
Fannie Mae 7.50% 2023	81	86
Fannie Mae 6.00% 2024	13,370	13,596
Fannie Mae, Series 2001-4, Class GA, 10.181% 2025[1]	547	605
Fannie Mae, Series 2001-4, Class NA, 11.881% 2025[1]	2,395	2,631
Fannie Mae 6.00% 2026	30,692	31,210
Fannie Mae 6.123% 2026[1]	507	518
Fannie Mae 5.50% 2027	26,186	26,173
Fannie Mae 6.50% 2027	28,892	29,660
Fannie Mae 6.50% 2027	24,887	25,548
Fannie Mae 6.50% 2027	20,759	21,310
Fannie Mae 8.50% 2027	10	10
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,081	1,595
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	3,868	4,117
Fannie Mae 6.50% 2029	197	204
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	697	747
Fannie Mae 7.50% 2029	69	73
Fannie Mae 7.50% 2029	47	50
Fannie Mae 7.50% 2030	149	159
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	5,777	5,900
Fannie Mae 7.50% 2031	369	394
Fannie Mae 7.50% 2031	41	44
Fannie Mae, Series 2001-20, Class E, 9.623% 2031[1]	90	99
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[1]	94	106
Fannie Mae 6.50% 2032	596	611
Fannie Mae 5.50% 2033	33,317	33,285
Fannie Mae 6.50% 2034	885	907
Fannie Mae 4.50% 2035	3,991	3,770
Fannie Mae 4.539% 2035[1]	12,690	12,658
Fannie Mae 5.50% 2035	42,650	42,569
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,727	6,772
Fannie Mae 6.50% 2035	10,773	11,138
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	9,410	7,115
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	8,492	6,046
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,985	1,449
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	8,539	8,546
Fannie Mae 6.00% 2036	41,453	42,008
Fannie Mae 6.00% 2036	31,335	31,755
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	22,043	22,264
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	19,741	19,923
Fannie Mae 6.00% 2036	12,237	12,401
Fannie Mae 6.50% 2036	9,412	9,734
Fannie Mae 6.50% 2036	5,152	5,230
Fannie Mae 7.00% 2036	4,147	4,277
Fannie Mae 7.00% 2036	1,954	2,048
Fannie Mae 7.00% 2036	1,924	2,016
Fannie Mae 7.00% 2036	1,183	1,221
Fannie Mae 7.50% 2036	1,723	1,800
Fannie Mae 7.50% 2036	1,054	1,100
Fannie Mae 8.00% 2036	2,914	3,039
Fannie Mae 5.50% 2037[1]	46,452	46,813
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	31,656	31,820
Fannie Mae 5.632% 2037[1]	12,379	12,461
Fannie Mae 5.779% 2037[1]	20,612	20,847
Fannie Mae 5.783% 2037[1]	23,341	23,363
Fannie Mae 5.998% 2037[1]	37,204	37,978
Fannie Mae 6.00% 2037	57,521	58,291
Fannie Mae 6.00% 2037	13,838	13,851
Fannie Mae 6.00% 2037	8,720	8,728
Fannie Mae 6.00% 2037[3]	4,966	4,986
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,499	4,573
Fannie Mae 6.00% 2037	4,202	4,258
Fannie Mae 6.019% 2037[1]	38,552	38,203
Fannie Mae 6.146% 2037[1]	21,512	21,827
Fannie Mae 6.50% 2037	29,072	29,838
Fannie Mae 6.50% 2037	28,103	28,528
Fannie Mae 6.50% 2037[3]	27,642	28,053
Fannie Mae 6.50% 2037	22,077	22,411
Fannie Mae 6.50% 2037	16,158	16,402
Fannie Mae 6.50% 2037	15,022	15,419
Fannie Mae 6.50% 2037	13,755	14,117
Fannie Mae 6.50% 2037[1]	13,809	14,068
Fannie Mae 6.50% 2037	13,591	13,949
Fannie Mae 6.50% 2037	12,043	12,360
Fannie Mae 6.50% 2037	10,436	10,593
Fannie Mae 6.50% 2037[3]	9,979	10,127
Fannie Mae 6.50% 2037	9,430	9,678
Fannie Mae 6.50% 2037	8,526	8,751
Fannie Mae 6.50% 2037	1,458	1,496
Fannie Mae 6.50% 2037	1,344	1,380
Fannie Mae 6.735% 2037[1]	16,063	16,413
Fannie Mae 6.783% 2037[1]	1,517	1,548
Fannie Mae 7.00% 2037	78,046	81,527
Fannie Mae 7.00% 2037	39,050	40,279
Fannie Mae 7.00% 2037	23,531	24,580
Fannie Mae 7.00% 2037	14,821	15,287
Fannie Mae 7.00% 2037	14,744	15,208
Fannie Mae 7.00% 2037	13,033	13,443
Fannie Mae 7.00% 2037	12,747	13,148
Fannie Mae 7.00% 2037[3]	12,463	12,861
Fannie Mae 7.00% 2037	10,703	11,180
Fannie Mae 7.00% 2037	9,176	9,464
Fannie Mae 7.00% 2037	7,547	7,785
Fannie Mae 7.00% 2037	7,111	7,335
Fannie Mae 7.00% 2037	6,763	6,976
Fannie Mae 7.00% 2037	5,747	5,928
Fannie Mae 7.00% 2037	5,271	5,437
Fannie Mae 7.00% 2037	4,364	4,501
Fannie Mae 7.00% 2037	2,536	2,616
Fannie Mae 7.00% 2037	2,009	2,072
Fannie Mae 7.00% 2037	1,800	1,887
Fannie Mae 7.00% 2037	1,779	1,865
Fannie Mae 7.00% 2037	1,604	1,655
Fannie Mae 7.00% 2037	1,441	1,505
Fannie Mae 7.00% 2037	1,095	1,130
Fannie Mae 7.00% 2037	831	868
Fannie Mae 7.50% 2037	8,332	8,810
Fannie Mae 7.50% 2037[3]	4,433	4,617
Fannie Mae 7.50% 2037	4,358	4,551
Fannie Mae 7.50% 2037	3,904	4,076
Fannie Mae 7.50% 2037	3,433	3,585
Fannie Mae 7.50% 2037	2,387	2,493
Fannie Mae 7.50% 2037	2,335	2,438
Fannie Mae 7.50% 2037	2,294	2,395
Fannie Mae 7.50% 2037	2,098	2,191
Fannie Mae 7.50% 2037	1,998	2,086
Fannie Mae 7.50% 2037	1,565	1,634
Fannie Mae 7.50% 2037	1,528	1,595
Fannie Mae 7.50% 2037	1,454	1,518
Fannie Mae 7.50% 2037	1,081	1,129
Fannie Mae 7.50% 2037	1,072	1,119
Fannie Mae 7.50% 2037	1,070	1,117
Fannie Mae 7.50% 2037	1,003	1,048
Fannie Mae 7.50% 2037	877	915
Fannie Mae 7.50% 2037	860	898
Fannie Mae 7.50% 2037	674	713
Fannie Mae 8.00% 2037	3,476	3,625
Fannie Mae 8.00% 2037	3,223	3,421
Fannie Mae 8.00% 2037	2,648	2,762
Fannie Mae 8.00% 2037	2,261	2,387
Fannie Mae 8.00% 2037	1,147	1,196
Fannie Mae 5.00% 2038	68,760	66,996
Fannie Mae 5.00% 2038	20,000	19,466
Fannie Mae 5.322% 2038[1]	14,036	14,050
Fannie Mae 5.50% 2038	57,170	57,007
Fannie Mae 5.50% 2038	41,318	41,200
Fannie Mae 5.744% 2038[1]	31,064	31,356
Fannie Mae 6.00% 2038	20,777	21,055
Fannie Mae 7.00% 2038	27,669	28,540
Fannie Mae 7.00% 2038	19,621	20,496
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	6,354	6,606
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,033	2,140
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	4,360	4,593
Fannie Mae 6.00% 2047	1,104	1,102
Fannie Mae 6.50% 2047	1,382	1,396
Fannie Mae 6.50% 2047	1,350	1,364
Fannie Mae 6.50% 2047	855	866
Fannie Mae 7.00% 2047	7,622	7,847
Fannie Mae 7.00% 2047	535	550
Fannie Mae 7.50% 2047	1,745	1,819
Fannie Mae 7.50% 2047	1,280	1,334
Fannie Mae 7.50% 2047	1,027	1,070
Government National Mortgage Assn. 6.50% 2009	4	5
Government National Mortgage Assn. 7.50% 2009	9	9
Government National Mortgage Assn. 7.50% 2009	6	6
Government National Mortgage Assn. 7.50% 2009	5	5
Government National Mortgage Assn. 7.50% 2009	3	3
Government National Mortgage Assn. 7.50% 2009	3	3
Government National Mortgage Assn. 7.50% 2009	2	2
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 9.00% 2009	17	17
Government National Mortgage Assn. 9.50% 2009	80	81
Government National Mortgage Assn. 9.50% 2009	6	6
Government National Mortgage Assn. 9.00% 2016	78	85
Government National Mortgage Assn. 9.00% 2017	22	24
Government National Mortgage Assn. 9.50% 2019	164	186
Government National Mortgage Assn. 8.50% 2020	27	30
Government National Mortgage Assn. 8.50% 2020	9	10
Government National Mortgage Assn. 9.50% 2020	67	76
Government National Mortgage Assn. 10.00% 2020	517	596
Government National Mortgage Assn. 8.50% 2021	170	187
Government National Mortgage Assn. 8.50% 2021	109	119
Government National Mortgage Assn. 8.50% 2021	40	43
Government National Mortgage Assn. 8.50% 2021	32	35
Government National Mortgage Assn. 10.00% 2021	959	1,087
Government National Mortgage Assn. 9.00% 2022	24	26
Government National Mortgage Assn. 8.50% 2023	25	27
Government National Mortgage Assn. 8.50% 2024	15	16
Government National Mortgage Assn. 8.50% 2024	9	10
Government National Mortgage Assn. 8.50% 2027	29	32
Government National Mortgage Assn. 8.50% 2028	23	26
Government National Mortgage Assn. 8.50% 2029	28	30
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	5,160	3,919
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[3]	10,431	10,415
		4,032,166

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[5] — 6.02%
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	7,041	6,507
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	11,004	9,087
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	13,372	11,958
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	16,945	13,570
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	43,671	36,835
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	34,276	33,695
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	22,225	19,415
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	16,987	14,000
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	9,494	8,941
Countrywide Alternative Loan Trust, Series 2005-J13, Class 2-A-4, 5.50% 2035	8,060	5,002
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-12, 5.50% 2035	8,000	4,949
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	2,896
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,403	1,948
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	11,737	8,959
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,899	4,503
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	969	705
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 1-A-1, 3.527% 2036[1]	42,337	25,521
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 3.557% 2036[1]	90,839	59,185
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	16,216	14,751
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 3.557% 2037[1]	24,189	13,646
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1-A-19, 3.657% 2037[1]	81,786	47,234
Countrywide Alternative Loan Trust, Series 2007-21CB, Class 2-A-3, 3.707% 2037[1]	32,668	21,328
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	13,088	8,483
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.935% 2047[1]	43,016	25,713
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	13,189	12,707
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	8,113	6,885
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[3]	31,106	24,263
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,353	1,360
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	26,652	24,219
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	573
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,026
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.77% 2035[1]	4,735	3,025
Residential Accredit Loans, Inc., Series 2005-QS15, Class II-A, 6.00% 2035	15,179	10,130
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.957% 2036[1]	14,741	9,138
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	49,991	29,857
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	11,752	9,588
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	29,831	21,415
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	16,675	15,828
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.854% 2033[1]	12,272	11,880
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 3.954% 2033[1]	5,766	5,080
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.281% 2033[1]	3,559	3,472
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.547% 2034[1]	24,554	22,134
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.067% 2036[1]	2,517	2,015
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037[1]	48,861	40,908
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.867% 2037[1]	42,296	29,128
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.873% 2037[1]	34,460	21,925
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	11,181	10,415
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	8,038	7,938
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	3,980	3,757
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	17,065	16,132
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	448	420
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	53	54
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	3,439	2,545
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,031	843
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,317	5,688
CS First Boston Mortgage Securities Corp., Series 2005-10, Class III-A-3, 5.50% 2035	11,000	6,335
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,309	4,161
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	28,248	21,013
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 8-A-6, 3.837% 2036[1]	13,617	8,341
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	27,363	20,480
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	24,184	23,230
CS First Boston Mortgage Securities Corp., Series 2006-4, Class 2-A-1, 6.50% 2036	19,935	11,962
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.001% 2035[1]	3,420	2,476
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 3.587% 2036[1]	15,508	10,294
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.922% 2036[1]	67,670	42,332
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[1]	6,620	3,971
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1-A1, 3.507% 2037[1]	9,043	5,544
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.891% 2037[1]	37,160	24,045
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.91% 2037[1]	22,006	13,426
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.989% 2037[1]	43,499	31,823
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.994% 2047[1]	11,244	7,350
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 3.527% 2037[1]	58,013	33,246
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	2,500	1,594
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[1]	27,176	17,146
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	76,637	67,514
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	26,021	17,618
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1-A-2, 6.00% 2037	10,069	4,774
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	58,788	32,042
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	48,695	30,539
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	64,944	42,082
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.964% 2033[1]	9,909	8,599
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.133% 2033[1]	3,818	3,410
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 6.375% 2033[1]	1,832	1,682
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.212% 2034[1]	10,134	9,034
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.958% 2034[1]	1,840	1,533
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	35,013
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.761% 2035[1]	33,127	22,810
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 2046[1]	881	560
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	30,340	28,496
Lehman Mortgage Trust, Series 2006-7, Class 2-A1, 3.657% 2036[1]	12,507	7,155
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	26,034	14,249
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	30,128	19,138
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 4.685% 2033[1]	2,816	2,549
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 4.905% 2033[1]	1,401	1,281
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.63% 2034[1]	7,107	5,369
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.083% 2034[1]	3,072	2,473
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.573% 2035[1]	24,720	17,248
CHL Mortgage Pass-Through Trust, Series 2007-2, Class A-16, 6.00% 2037	20,000	14,515
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.929% 2047[1]	8,843	6,833
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.092% 2047[1]	17,834	12,827
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	4,709	4,093
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	32,192	30,995
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.912% 2035[1]	10,113	7,923
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	8,356
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	9,642	9,067
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	5,204	4,939
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.63% 2036[1]	10,000	8,179
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.66% 2036[1]	26,877	23,052
Wells Fargo Mortgage-backed Securities Trust, Series 2007-10, Class I-A-1, 6.00% 2037	5,800	4,719
ChaseFlex Trust, Series 2007-M1, Class 2-AV2, 3.437% 2037[1]	71,622	43,798
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	12,443	11,687
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.574% 2035[1]	30,264	21,578
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.609% 2037[1]	7,204	4,620
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	9,314	8,793
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	3,218
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	14,872	11,561
Residential Asset Securitization Trust, Series 2006-A8, Class 1-A-2, 3.507% 2036[1,3]	10,726	6,704
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	1,714
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.796% 2036[1]	25,679	15,657
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.331% 2036[1]	20,730	13,923
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	25,036	16,275
SunTrust Alternative Loan Trust, Series 2005-1F, Class 4-A-1, 6.50% 2035	16,017	8,650
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	4,320	4,124
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	560	497
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,087	943
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	13,556	11,428
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,402	2,868
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	4,251	3,670
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	417	366
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	6,093
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	15,000	8,857
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	15,000	8,845
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.938% 2035[1]	23,878	14,643
Banc of America Funding Trust, Series 2007-1, Class T-A-5, 6.09% 2037[1]	13,249	8,879
TBW Mortgage-Backed Trust, Series 2006-1, Class 6-A-1, 6.50% 2036	16,621	6,898
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 3.627% 2037[1]	22,000	16,443
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.327% 2046[1]	24,049	22,134
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	10,849	9,523
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	14,446	12,422
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	32,981	20,160
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.681% 2034[1]	5,470	4,917
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,341	2,077
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.566% 2035[1]	20,827	12,947
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.803% 2036[1]	17,968	10,900
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.301% 2036[1]	12,905	8,779
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.735% 2036[1]	4,000	3,279
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.802% 2037[1]	21,750	14,715
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	21,550	17,391
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.913% 2036[1]	24,665	15,241
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.532% 2033[1]	6,894	6,263
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 4.671% 2033[1]	9,090	8,397
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	4,529	4,299
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.491% 2027[1,2]	4,676	4,666
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.66% 2027[1,2]	1,719	1,716
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.807% 2028[1,2]	1,115	1,114
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 6.551% 2033[1]	523	518
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,242	2,029
BCAP LLC Trust, Series 2006-AA2, Class A-1, 3.377% 2037[1]	22,431	13,846
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.881% 2036[1]	19,474	11,991
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	12,890	10,486
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,156	956
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	8,114
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	9,683	9,043
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018	8,524	7,834
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.629% 2036[1]	10,288	7,733
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,2]	8,500	7,316
Residential Funding Mortgage Securities I, Inc., Series 2006-S11, Class A-4, 6.00% 2036	7,393	5,105
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.787% 2046[1]	5,970	5,075
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.845% 2033[1]	3,678	3,734
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.757% 2033[1]	3,902	3,406
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.30% 2036[1]	3,622	2,305
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 1.34% 2040[1,2]	1,542	1,256
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	1,003	885
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	420	294
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	261	250
		2,099,462

COMMERCIAL MORTGAGE-BACKED SECURITIES[5] — 5.94%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 6.192% 2034[1,2]	2,500	2,016
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	710	691
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	11,120
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 2037[1]	61,300	59,557
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[2]	400	346
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,254	5,901
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	20,174
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	19,545
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	9,816	9,590
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	24,189
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,655	1,516
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	9,851
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[1]	21,259	20,119
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[1]	29,000	27,059
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	89,814
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,221	1,229
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	449	461
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,475	2,487
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	618	589
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	44,643	45,661
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1,2]	1,500	1,371
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1,2]	500	415
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	30,005	30,875
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	15,733	15,630
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,362
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,646
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	18,522
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	8,813
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2]	8,240	5,868
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	13,000	12,877
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 2038[2]	2,000	1,571
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	20,710	19,930
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	11,965
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	12,000	11,404
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,696
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 2039[1]	14,750	13,902
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.847% 2039[1]	7,305	6,597
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	42,000	39,570
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[1]	5,000	4,441
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.156% 2041[1]	850	866
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.498% 2031[1]	160,490	1,780
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.223% 2031[1,2]	113,257	1,161
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	16,749
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	10,162	9,930
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[2]	3,000	3,030
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	326	325
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,553
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	62,361
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	36,456
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	33,000	32,847
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	3,300	3,285
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2]	7,460	6,930
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	48,500	47,100
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2]	14,180	14,070
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	12,329	10,790
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 2036[2]	4,025	3,462
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2]	375	355
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2]	3,375	3,203
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2]	5,040	4,367
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2]	2,375	2,181
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	2,833	2,825
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,624	2,575
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,523
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	22,209	21,832
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,843
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[1]	35,000	32,981
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	4,650	4,307
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	17,000	16,726
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044[1]	15,350	13,913
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.445% 2044[1]	8,038	7,656
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	15,538
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	36,000	35,665
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	43,000	40,060
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2]	31,000	27,118
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3]	10,350	8,971
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3]	1,400	1,219
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	59,553
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	49,616
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2]	33,100	29,826
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,3]	10,000	8,704
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	10,000	8,352
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	36,415	29,584
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3]	11,375	8,986
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3]	13,470	10,402
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	49,216	49,458
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,589
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,930
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	793
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.143% 2042[1]	15,360	14,985
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,227
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.282% 2039[1]	8,000	6,835
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	16,235
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[1]	33,700	30,538
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1]	51,820	45,767
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 2045[1]	7,645	6,370
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[3]	47,450	47,716
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,3]	22,500	22,095
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	3,670	3,411
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2,3]	10,000	9,169
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2,3]	4,730	4,240
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3]	8,730	7,759
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	42,375	42,367
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,800	1,818
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	29,739	30,564
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[1,2]	1,000	809
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 2036[1,2]	1,000	797
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	8,000	7,840
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,569	2,602
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	10,748
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,183
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	9,955	9,703
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.416% 2037[1]	4,620	3,945
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	8,500	8,080
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.841% 2039[1]	3,050	2,957
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1]	6,805	6,371
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[1]	5,065	4,612
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1]	6,300	5,256
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[1]	10,250	9,208
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	2,172	2,115
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,045	12,821
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[1]	11,000	10,243
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	14,301
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[1]	41,210	36,275
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,064	14,335
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,287
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,410
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 2040[1]	10,000	8,835
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.421% 2030[1]	31,076	30,985
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.421% 2030[1]	1,748	1,743
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,030	17,123
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,435	7,456
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,395	2,470
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	4,574	4,600
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,279
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,052
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	86	86
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,180
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,270	1,262
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,477
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	17,965
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.915% 2049[1]	15,800	14,327
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	10,405	10,380
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,752	3,665
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,000	13,511
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	4,127	4,115
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	1,217	1,217
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,065	5,196
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	9,090
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 2042[1]	7,875	7,526
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,320
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	4,150	4,143
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	3,716	3,682
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	3,379	3,371
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	801	797
		2,068,563

OTHER MORTGAGE-BACKED SECURITIES[5] — 0.77%
Nykredit 4.00% 2035	DKr294,965	47,470
Nykredit 5.00% 2038	171,730	29,640
Nykredit 6.00% 2038	164,436	29,551
Nykredit 6.00% 2038	87,000	15,881
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€29,447	41,573
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	$34,750	35,847
Bank of America 5.50% 2012[2]	34,750	35,675
Northern Rock PLC 5.625% 2017[2]	20,000	20,372
Dexia Municipal Agency 3.50% 2009	€10,076	13,983
		269,992

Total mortgage-backed obligations		8,470,183

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 10.22%
U.S. Treasury 3.875% 2009	$55,925	56,669
U.S. Treasury 3.875% 2009[3,9]	4,124	4,112
U.S. Treasury 5.50% 2009	66,670	68,223
U.S. Treasury 5.75% 2010	39,950	42,798
U.S. Treasury 2.375% 2011[3,9]	6,343	6,407
U.S. Treasury 4.50% 2011	79,000	83,564
U.S. Treasury 4.625% 2011	360,000	384,228
U.S. Treasury 4.875% 2011	76,970	82,634
U.S. Treasury 3.875% 2012	14,000	14,651
U.S. Treasury 4.25% 2012	312,450	331,160
U.S. Treasury 4.625% 2012	550	587
U.S. Treasury 4.875% 2012	225,210	242,153
U.S. Treasury 3.125% 2013	9,000	9,072
U.S. Treasury 3.625% 2013	10,000	10,320
U.S. Treasury 4.25% 2013	655,786	696,569
U.S. Treasury 2.00% 2014[3,9]	16,038	15,957
U.S. Treasury 4.00% 2014	75,110	78,910
U.S. Treasury Principal Strip 0% 2014	29,255	24,464
U.S. Treasury Principal Strip 0% 2014	500	418
U.S. Treasury 1.875% 2015[3,9]	13,144	12,897
U.S. Treasury 11.25% 2015	140,000	203,098
U.S. Treasury 2.375% 2017[3,9]	5,671	5,690
U.S. Treasury 4.50% 2017	289,250	304,696
U.S. Treasury 8.875% 2017	40,000	54,756
U.S. Treasury 3.875% 2018	27,855	28,032
U.S. Treasury 4.00% 2018	7,700	7,810
U.S. Treasury 8.125% 2019	10,000	13,467
U.S. Treasury 7.125% 2023	35,000	45,163
U.S. Treasury 2.375% 2025[3,9]	4,725	4,547
U.S. Treasury 6.875% 2025	89,700	115,777
U.S. Treasury 6.00% 2026	78,000	92,606
U.S. Treasury 3.375% 2032[3,9]	4,801	5,466
U.S. Treasury 4.50% 2036	150,510	154,447
U.S. Treasury Principal Strip 0% 2036	92,930	28,599
U.S. Treasury Principal Strip 0% 2037	155,929	46,124
U.S. Treasury Principal Strip 0% 2037	81,778	24,033
U.S. Treasury Principal Strip 0% 2038	95,530	27,384
Freddie Mac 3.125% 2010	73,990	73,832
Freddie Mac 5.25% 2011	20,000	20,973
Freddie Mac 4.50% 2014	20,000	20,379
Freddie Mac 5.50% 2016	20,000	21,138
CoBank ACB 7.875% 2018[2]	22,115	21,332
CoBank ACB 3.419% 2022[1,2]	46,470	34,327
Fannie Mae 6.162% 2009[1]	575	576
Fannie Mae 5.25% 2012	15,000	15,033
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	10,000	10,360
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[5]	7,810	8,012
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,052
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,455
		3,561,957

ASSET-BACKED OBLIGATIONS[5] — 7.51%
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	14,571	14,124
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	12,000	11,589
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 2.527% 2013[1]	125,000	103,859
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	28,269	25,447
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 2.567% 2014[1]	10,000	8,405
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014[3]	4,572	2,743
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 3.367% 2036[1]	36,600	31,396
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 3.367% 2036[1]	15,500	11,271
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 3.377% 2036[1]	40,500	35,121
CSAB Mortgage-backed Trust, Series 2006-4, Class A-3, 3.427% 2036[1]	26,000	14,987
CSAB Mortgage-backed Trust, Series 2006-3, Class A-3-B, 3.437% 2036[1]	27,626	12,545
CSAB Mortgage-backed Trust, Series 2006-1, Class A-3, 3.447% 2036[1]	11,589	7,852
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1]	25,000	16,354
CSAB Mortgage-backed Trust, Series 2006-4, Class A-4, FSA insured, 5.873% 2036[1]	18,000	11,607
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 2037[1]	5,757	2,613
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-4, 5.95% 2037[1]	13,334	8,305
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 2011[2]	664	653
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	43,672	43,090
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	17,500	17,251
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	67,000	64,676
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	20,000	18,722
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	1,370	1,333
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	4,141	3,969
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[2]	11,772	11,585
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	10,824	10,562
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	5,686	5,585
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	10,000	9,419
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	31,000	27,614
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2]	15,100	12,217
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[2]	26,200	23,374
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[2]	284	256
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[2]	20,000	17,431
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[2]	18,950	16,350
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 2.498% 2012[1]	4,000	3,634
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 2.528% 2012[1]	100,673	93,013
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 2.518% 2013[1]	25,000	20,781
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 2.518% 2014[1]	12,425	10,301
Chase Issuance Trust, Series 2007-A9, Class A, 2.518% 2014[1]	77,310	72,532
Chase Issuance Trust, Series 2006-4, Class C, 2.778% 2014[1]	8,000	6,676
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	16,774
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	55,200	51,207
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	27,398
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.518% 2013[1,2]	12,000	10,735
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[2]	4,000	2,400
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2]	35,055	28,044
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.538% 2015[1,2]	42,000	32,012
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	55,390
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	11,000	10,399
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-2, FGIC insured, 5.20% 2010	143	143
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 2.538% 2014[1]	71,000	61,169
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	34,715
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	24,277
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	2,009	2,044
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	5,405	5,282
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	2,086	926
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 4.238% 2033[1]	929	794
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[2,3]	49,000	42,286
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	6,697	6,621
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	25,945
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	14,689
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	8,161	3,521
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1]	12,500	10,962
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 3.337% 2036[1]	3,333	2,418
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	31,062	29,771
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	15,368	14,948
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	16,098	15,327
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	7,630	7,464
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	8,672
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,458	2,980
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 2036[1,2]	8,387	5,187
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 2036[1,2,3]	3,935	2,282
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 2036[1,2,3]	4,725	2,268
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 2036[1,2,3]	1,816	690
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A-2, 5.588% 2037[1]	8,000	6,410
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[1]	11,305	8,748
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1]	3,061	2,242
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A-2A, 5.891% 2037[1]	14,570	14,101
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	3,918	3,855
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	9,901	9,646
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[2]	30,000	28,673
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	39,181
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	35,000	35,094
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	42,877	34,880
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1,2]	16,886	16,258
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 2013[1,2]	20,000	18,169
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	7,189
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	15,050	7,403
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[1]	9,649	4,972
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1]	34,821	14,521
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 2.628% 2037[1]	29,554	22,790
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 2.638% 2037[1]	18,641	6,782
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 2.638% 2037[1]	6,229	4,507
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A-2C, 3.427% 2037[1]	5,307	2,726
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A-2B, 3.447% 2037[1]	48,413	30,758
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036[1]	44,663	32,941
Capital One Master Trust, Series 2002-1A, Class B, 3.088% 2011[1]	1,000	990
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 2.888% 2013[1]	14,000	12,961
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	19,500	18,969
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018	35	35
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,043
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	8,814	8,775
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,959	2,013
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 2.697% 2027[1]	650	637
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,156	2,171
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,088
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	1,011	987
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,531	2,453
Morgan Stanley Structured Trust I, Series 2007-1, Class A-3, 3.437% 2037[1]	47,595	30,986
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 4.188% 2012[1]	5,540	5,286
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[2]	15,000	14,295
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	3,096
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 2.908% 2015[1]	10,000	7,784
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	16,000	15,775
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	12,000	11,811
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	27,200	26,707
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	25,387
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	5,865	5,160
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	24,599	20,087
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	25,000	25,093
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	2,373
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1]	10,000	4,881
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1]	35,000	16,932
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.901% 2013[1]	19,200	17,922
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	7,000	6,123
MASTR Asset-backed Securities Trust, Series 2006-WMC2, Class A-3, 3.297% 2036[1]	15,929	15,585
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[1]	11,500	8,280
Structured Asset Securities Corp., Series 2005-S7, Class A2, 3.507% 2035[1,2]	12,480	8,802
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 3.277% 2036[1]	1,944	1,841
Structured Asset Securities Corp., Series 2007-BC3, Class 1-A2, 3.347% 2047[1]	15,000	12,434
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A-4, 3.357% 2036[1]	10,000	8,279
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 2036[1]	15,000	13,485
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	2,197	2,155
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	6,816	6,473
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	13,275	12,529
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[1]	23,339	19,951
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC4, Class A-2b, 3.297% 2036[1]	13,625	13,314
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 3.357% 2036[1,3]	10,000	6,500
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 4.002% 2034[1]	18,822	13,940
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 4.257% 2034[1,3]	9,309	5,585
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	17,000
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 3.318% 2013[1]	2,000	1,746
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,453
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	7,631	7,201
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	7,902
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,731
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3]	25,642	17,693
GE-WMC Mortgage Securities LLC, Series 2005-2, Class A-2-C, 3.457% 2035[1]	17,990	16,618
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,720	16,080
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 4.332% 2032[1]	377	186
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 3.307% 2037[1]	16,275	14,722
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[2]	10,000	9,688
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[2]	5,000	4,708
Citicorp Residential Mortgage Trust, Series 2006-2, Class A-4, 5.775% 2036[1]	10,000	8,488
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 3.267% 2037[1]	6,052	5,212
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	14,500	13,210
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2, Class A-3B, 3.387% 2037[1]	25,000	12,875
GSAA Home Equity Trust, Series 2006-6, Class AF-6, 6.004% 2036[1]	20,000	12,820
Long Beach Mortgage Loan Trust, Series 2006-3, Class II-A3, 3.387% 2046[1,3]	25,564	12,399
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	10,577
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,732
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,582	2,135
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,324	1,131
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	4,348	3,792
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 2.938% 2033[1]	5,409	4,889
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	12,639	11,200
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.707% 2034[1]	13,871	10,845
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[1]	10,932	10,735
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 3.347% 2037[1]	20,000	10,588
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[2]	12,204	10,445
SACO I Trust, Series 2005-5, Class I-A, 3.447% 2035[1]	6,446	4,409
SACO I Trust, Series 2006-10, Class A, 3.357% 2036[1]	13,741	3,121
SACO I Trust, Series 2006-5, Class II-A-3, 3.387% 2036[1]	7,500	652
SACO I Trust, Series 2006-4, Class A-3, 3.417% 2036[1]	5,544	1,530
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,3]	1,816	772
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[1]	17,879	5,071
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1]	15,114	3,621
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	5,525	5,517
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[2]	3,700	3,507
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	9,355	8,667
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	8,639
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	8,000	8,052
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 3.357% 2036[1,3]	18,000	7,740
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 3.337% 2026[1]	773	541
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 3.337% 2029[1]	11,835	7,140
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 3.357% 2036[1]	22,905	7,172
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	6,894
Discover Card Master Trust I, Series 1996-4, Class B, 3.038% 2013[1]	7,000	6,324
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	6,247
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 3.507% 2037[1]	23,308	6,246
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	6,919	5,586
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	5,847	5,282
American Express Credit Account Master Trust, Series 2006-3, Class C, 2.768% 2014[1,2]	6,000	5,168
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.827% 2035[1]	6,500	4,696
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	2,356	2,247
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[2]	2,500	2,330
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 2.808% 2034[1]	6,260	4,511
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,164
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,500	2,226
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	2,000	1,728
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,808	3,806
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,730
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 2037[1]	8,477	3,201
Bear Stearns Mortgage Funding Trust, Series 2007-SL1, Class I-A, 3.367% 2037[1]	15,146	2,943
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2,3]	2,514	2,287
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1,2,3]	2,347	2,267
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 3.367% 2036[1]	2,686	2,140
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,019	2,014
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	1,862
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	$1,178	1,126
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2]	2,000	917
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	513
		2,618,208

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.79%
Japanese Government 0.90% 2008	¥9,998,250	94,131
Japanese Government 1.80% 2010	487,350	4,660
Japanese Government 1.30% 2011	7,643,050	72,821
Japanese Government 1.50% 2014	3,150,950	30,331
Japanese Government 1.70% 2016	3,754,600	36,520
Japanese Government 1.70% 2017	6,774,850	65,668
Japanese Government 2.30% 2035	3,629,700	34,140
German Government 4.50% 2009	€4,040	5,714
German Government 3.75% 2013	17,370	24,451
German Government, Series 6, 4.00% 2016	72,120	101,677
German Government 3.75% 2017	108,090	149,555
German Government 6.25% 2030	11,120	18,867
Israeli Government 6.00% 2010[3]	ILS405,580	119,069
Israeli Government 7.50% 2014[3]	232,880	73,550
Israeli Government 6.50% 2016[3]	27,375	8,252
Israeli Government 5.50% 2017[3]	318,800	89,339
United Kingdom 5.25% 2012	£13,030	24,036
United Kingdom 4.75% 2015	21,303	38,884
United Kingdom 4.00% 2016	48,080	83,861
United Kingdom 4.75% 2038	23,305	43,198
Polish Government 4.25% 2011	PLN235,590	93,284
Polish Government 5.00% 2013	98,560	39,145
Polish Government 5.25% 2017	110,040	43,782
Singapore (Republic of) 4.375% 2009	S$65,430	45,932
Singapore (Republic of) 2.625% 2010	62,325	44,099
Singapore (Republic of) 3.125% 2011	46,070	33,186
Singapore (Republic of) 3.625% 2011	11,395	8,334
Singapore (Republic of) 3.75% 2016	60,635	44,575
United Mexican States Government Global 10.375% 2009	$9,700	9,928
United Mexican States Government Global 6.375% 2013	5,150	5,307
United Mexican States Government, Series MI10, 9.50% 2014	MXN417,500	40,103
United Mexican States Government, Series M10, 7.75% 2017	180,000	15,735
United Mexican States Government, Series M20, 10.00% 2024	334,800	34,694
United Mexican States Government Global 6.75% 2034	$8,570	8,634
Netherlands Government Eurobond 5.00% 2012	€9,560	13,950
Netherlands Government Eurobond 4.25% 2013	26,810	38,088
Netherlands Government Eurobond 4.50% 2017	39,630	56,600
Swedish Government 5.00% 2009	SKr422,380	60,995
Swedish Government 5.25% 2011	311,885	46,454
Canadian Government 4.25% 2026[3,9]	C$68,990	83,571
Belgium (Kingdom of), Series 49, 4.00% 2017	€57,070	77,200
Queensland Treasury Corp. 6.00% 2015	A$53,290	42,366
Queensland Treasury Corp. 6.00% 2017	33,210	26,266
Russian Federation 7.50% 2030[5]	$65,067	65,880
Russian Federation 7.50% 2030[2,5]	142	144
Spanish Government 4.20% 2013	€27,800	38,977
Malaysian Government 3.869% 2010	MYR89,980	26,176
Malaysian Government 4.262% 2016	41,970	12,059
French Government O.A.T. Eurobond 4.00% 2009	€13,840	19,517
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	12,226
French Government O.A.T. Eurobond 4.75% 2035	2,890	4,059
Irish Government 4.50% 2018	22,530	31,465
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$24,750	30,990
Italian Government 3.75% 2011	€14,335	19,993
Brazilian Treasury Bill 6.00% 2010[3,9]	BRL9,465	4,775
Brazil (Federal Republic of) Global 8.00% 2018[5]	$644	692
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,647
Brazil (Federal Republic of) Global 12.25% 2030	425	662
Brazil (Federal Republic of) Global 7.125% 2037	750	773
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,651
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,025
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,708
Corporación Andina de Fomento 6.875% 2012	5,895	6,156
Corporación Andina de Fomento 5.125% 2015	2,000	1,839
Panama (Republic of) Global 7.125% 2026	690	711
Panama (Republic of) Global 8.875% 2027[3]	250	298
Panama (Republic of) Global 9.375% 2029	340	423
Panama (Republic of) Global 6.70% 2036[5]	5,748	5,461
Colombia (Republic of) Global 8.25% 2014	3,250	3,543
Colombia (Republic of) Global 12.00% 2015	COP2,765,000	1,330
Colombia (Republic of) Global 9.85% 2027	840,000	356
Colombia (Republic of) Global 7.375% 2037	$1,000	1,004
State of Qatar 9.75% 2030[3]	4,220	5,781
Turkey (Republic of) 12.375% 2009	500	537
Turkey (Republic of) 15.00% 2010	TRY5,250	3,953
Turkey (Republic of) 8.00% 2034	$1,250	1,253
El Salvador (Republic of) 7.65% 2035[2]	4,450	4,383
Argentina (Republic of) 1.564% 2012[1,3,5]	3,100	1,115
Argentina (Republic of) 5.83% 2033[3,5,7,9]	ARS 8,450	1,470
Argentina (Republic of) GDP-Linked 2035	26,251	708
Argentina (Republic of) 0.63% 2038[3,5,9]	10,592	643
Peru (Republic of) 8.375% 2016	$2,920	3,124
Indonesia (Republic of) 11.00% 2020	IDR10,000,000	917
Indonesia (Republic of) 12.80% 2021	11,890,000	1,223
Indonesia (Republic of) 12.90% 2022	2,562,000	264
European Investment Bank 4.75% 2012	£790	1,394
European Investment Bank 5.00% 2039	395	736
Dominican Republic 9.50% 2011[2,5]	$1,406	1,385
Uruguay (Republic of) 7.625% 2036[5]	1,250	1,194
Guatemala (Republic of) 10.25% 2011[2]	1,000	1,115
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP6,125	1,060
Venezuela (Republic of) Global 8.50% 2014[3]	$245	201
Venezuela (Republic of) 7.65% 2025	985	601
KfW International Finance Inc. 5.50% 2015	£275	505
LCR Finance PLC 5.10% 2051	165	323
		2,367,377

MUNICIPALS — 0.15%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	$23,332	21,058
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	9,145	8,941
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	8,230	8,281
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds,
Series 2006-C-3, CIFG insured, 11.50% 2025[1]	7,325	7,325
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-
South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	4,715	4,734
		50,339

Total bonds & notes (cost: $34,777,497,000)		31,161,792

	Shares or
Convertible securities — 0.20%	principal amount

FINANCIALS — 0.15%
Bank of America Corp., Series L, 7.25% convertible preferred	60,000	50,280
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[3,10]	50,000	2,153
Fannie Mae, Series 2004-1, 5.375% convertible preferred	400	1,400
		53,833

CONSUMER DISCRETIONARY — 0.04%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€9,005,000	12,478

INFORMATION TECHNOLOGY — 0.01%
Advanced Micro Devices, Inc. 6.00% convertible debentures 2015	$770,000	378
Advanced Micro Devices, Inc. 5.75% convertible debentures 2012	$6,950,000	3,996
		4,374

Total convertible securities (cost: $113,543,000)		70,685

Preferred securities — 2.98%	Shares

FINANCIALS — 2.97%
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	71,250,000	65,432
HSBC Capital Funding LP 8.03% noncumulative[1]	20,000,000	27,760
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	28,000,000	27,661
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative[1]	185,000	231
Standard Chartered PLC 6.409%[1,2]	90,200,000	69,616
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	14,078
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[1,2]	5,000,000	4,217
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	120,029,000	86,307
Bank of America Corp., Series K, 8.00% noncumulative[1]	67,900,000	53,849
Bank of America Corp., Series E, 0% depositary shares	1,384,800	17,397
Citigroup Inc., Series E, 8.40%[1]	93,300,000	63,622
BNP Paribas 7.195%[1,2]	61,500,000	42,855
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	15,000,000	13,799
Barclays Bank PLC 7.434%[1,2]	68,735,000	56,059
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,670,000	49,578
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	1,600,000	27,200
Santander Finance Preferred S.A., Unipersonal, 6.50%[3]	910,000	15,042
PNC Preferred Funding Trust I 6.517%[1,2]	46,000,000	32,198
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	42,155,000	31,949
AXA SA, Series B, 6.379%[1,2]	56,870,000	31,809
QBE Capital Funding II LP 6.797%[1,2]	36,055,000	28,829
Société Générale 5.922%[1,2]	34,520,000	28,384
XL Capital Ltd., Series E, 6.50%[1]	44,200,000	26,114
RBS Capital Trust IV 4.562% noncumulative trust[1]	24,685,000	18,443
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	6,497
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	32,800,000	24,380
Lloyds TSB Group PLC 6.267%[1,2]	23,640,000	17,731
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	30,645,000	15,725
Aspen Insurance Holdings Ltd. 7.401% noncumulative[1]	1,035,500	15,435
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	20,220,000	15,097
Weingarten Realty Investors, Series D, 6.75% 2008	495,420	9,339
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	4,650
ING Capital Funding Trust III 8.439% noncumulative[1]	14,880,000	13,728
Fannie Mae, Series O, 7.00%[2]	3,603,754	9,798
Fannie Mae, Series S, 8.25% noncumulative	858,149	1,770
Fannie Mae, Series R, 7.625%	790,100	1,481
Fannie Mae, Series E, 5.10%	150,000	422
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1,3]	15,500,000	12,427
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[1,3]	300,000	337
ILFC E-Capital Trust II 6.25%[1,2]	42,460,000	12,702
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	11,464
Freddie Mac, Series V, 5.57%	3,730,500	4,663
Freddie Mac, Series Z, 8.375%	2,663,885	4,269
Freddie Mac, Series U, 5.90%	496,600	621
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[1]	4,650,000	5,406
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,2]	18,000,000	4,899
Zions Bancorporation, Series A, depositary shares	400,000	4,680
HBOS Capital Funding LP, Series A, 6.461% noncumulative[1,3]	3,200,000	3,418
BOI Capital Funding (No. 4) LP 6.43%[1]	240,000	268
UniCredito Italiano Capital Trust IV 5.396%[1]	190,000	258
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2]	434,000	4
		1,033,898

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[1,2]	5,000,000	3,000

MISCELLANEOUS — 0.00%
Other preferred securities in initial period of acquisition		1,877

		Value
Preferred securities		(000)

Total preferred securities (cost: $1,674,363,000)		$1,038,775

Common stocks — 0.14%	Shares

UTILITIES — 0.05%
Drax Group PLC	1,373,322	18,371

INDUSTRIALS — 0.05%
DigitalGlobe Inc.[3,10,11]	3,984,039	13,944
Northwest Airlines Corp.[11]	303,931	2,744
Delta Air Lines, Inc.[11]	185,732	1,384
UAL Corp.[11]	10,069	89
		18,161

CONSUMER DISCRETIONARY — 0.03%
Ford Motor Co.[11]	1,042,804	5,423
Time Warner Cable Inc., Class A11	109,341	2,646
Adelphia Recovery Trust, Series Arahova[3,11]	1,943,006	874
Adelphia Recovery Trust, Series ACC-6B3,11	5,056,500	101
Adelphia Recovery Trust, Series ACC-1[3,11]	3,366,231	67
		9,111

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[11,12]	879,000	2,822

HEALTH CARE — 0.00%
Clarent Hospital Corp.[3,11,12]	331,291	17

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.[11]	7,614	3

Total common stocks (cost: $55,029,000)		48,485

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	15,233	1
XO Holdings, Inc., Series B, warrants, expire 2010[3,11]	11,424	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	11,424	—
GT Group Telecom Inc., warrants, expire 2010[2,3,11]	2,750	—

Total warrants (cost: $143,000)		1

	Principal amount	Value
Short-term securities — 6.26%	(000)	(000)

Federal Home Loan Bank 2.60%–3.30% due 12/12/2008–1/2/2009	$229,700	$229,013
Hewlett-Packard Co. 2.17%–3.00% due 10/3–11/19/2008[2]	205,275	204,965
JPMorgan Chase & Co. 2.31%–2.50% due 10/1–10/27/2008	69,300	69,261
Jupiter Securitization Co., LLC 2.63%–5.50% due 10/1–10/6/2008[2]	62,200	62,183
Park Avenue Receivables Co., LLC 2.62% due 11/3/2008[2]	24,492	24,431
AT&T Inc. 2.08%–2.20% due 10/3–11/25/2008[2]	117,658	117,240
U.S. Treasury Bills 1.935%–1.95% due 2/5–2/12/2009	112,800	112,366
Procter & Gamble International Funding S.C.A. 2.11%–2.12% due 11/4–12/2/2008[2]	106,000	105,526
Illinois Tool Works Inc. 2.08%–2.15% due 11/3–11/21/2008	105,316	104,890
John Deere Capital Corp. 2.14%–2.50% due 10/2–10/31/2008[2]	99,300	99,156
John Deere Credit Ltd. 2.12% due 10/10/2008	3,000	2,998
Bank of America Corp. 2.54% due 10/15/2008	65,300	65,231
Ranger Funding Co. LLC 4.15% due 10/1/2008[2]	28,300	28,297
Coca-Cola Co. 2.07%–2.15% due 10/14/2008–1/16/2009[2]	94,000	93,450
Freddie Mac 2.13%–2.30% due 12/15–12/30/2008	91,400	91,109
Merck & Co. Inc. 2.20%–2.25% due 10/24/2008	90,000	89,866
Caterpillar Financial Services Corp. 2.30% due 11/18/2008	77,500	77,257
Medtronic Inc. 2.07%–2.08% due 11/14–11/20/2008[2]	76,700	76,410
Johnson & Johnson 2.02% due 11/24/2008[2]	74,000	73,625
Private Export Funding Corp. 2.09%–2.15% due 10/2–11/17/2008[2]	66,000	65,854
Fannie Mae 2.62%–2.65% due 12/8–12/15/2008	60,200	60,032
Eaton Corp. 2.30% due 10/20/2008[2]	50,000	49,936
CAFCO, LLC 2.62% due 10/24/2008[2]	50,000	49,913
Pfizer Inc 2.09% due 11/7/2008[2]	42,400	42,279
Honeywell International Inc. 2.05%–2.08% due 10/14–10/17/2008[2]	40,000	39,960
Concentrate Manufacturing Co. of Ireland 2.50% due 10/23/2008[2]	35,000	34,944
IBM International Group Capital LLC 2.09% due 10/9/2008[2]	33,700	33,682
3M Co. 2.00% due 10/30/2008[2]	30,600	30,549
NetJets Inc. 2.07% due 10/1/2008[2]	25,000	24,999
Estée Lauder Companies Inc. 2.03% due 10/6/2008[2]	20,000	19,993

Total short-term securities (cost: $2,178,789,000)		2,179,415

Total investment securities (cost: $38,799,364,000)		34,499,153
Other assets less liabilities		348,014

Net assets		$34,847,167

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1  Coupon rate may change periodically.
2  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,733,641,000, which represented 19.32% of the net assets of the fund.
3  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,236,879,000, which represented 3.55% of the net assets of the fund.
4 Scheduled interest and/or principal payment was not received.
5 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $221,351,000, which represented .64% of the net assets of the fund.
7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8 Step bond; coupon rate will increase at a later date.
9 Index-linked bond whose principal amount moves with a government retail price index.
10Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
   Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,250	$13,944	.04%
Citigroup Inc., Series J, 7.00%, noncumulative convertible
preferred depositary shares	1/15/2008	2,500	2,153	.01

Total restricted securities		$5,750	$16,097	.05%

11Security did not produce income during the last 12 months.
12The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

Key to abbreviations and symbols

ARS = Argentine pesos	EGP = Egyptian pounds	MXN = Mexican pesos
A$ = Australian dollars	€ = Euros	MYR = Malaysian ringgits
BRL = Brazilian reais	£ = British pounds	PLN = Polish zloty
C$ = Canadian dollars	IDR = Indonesian rupiah	SKr = Swedish kronor
COP = Colombian pesos	ILS = Israeli shekels	S$ = Singapore dollars
DKr = Danish kroner	¥ = Japanese yen	TRY = New Turkish liras

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
September 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/08 (000)

ZiLOG, Inc.	879,000	—	—	879,000	—	$2,822
Clarent Hospital Corp.	331,291	—	—	331,291	—	17
						$2,839

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 — Quoted prices	$221,578
Level 2 — Other significant observable inputs	34,263,513	$6,731	*
Level 3 — Significant unobservable inputs	14,062
Total	$34,499,153

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$529,372
Net purchases and sales	6,300
Net realized loss	(706)
Net unrealized depreciation	(26,449)
Net transfers out of Level 3	(494,455)
Ending value at 9/30/2008	$14,062

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2008	$(1,937)

*Net unrealized appreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$346,041
Gross unrealized depreciation on investment securities	(4,705,788)
Net unrealized depreciation on investment securities	(4,359,747)
Cost of investment securities for federal income tax purposes	38,858,900

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-1108O-S15841

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: November 28, 2008